UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/29/12 (Unaudited)

COMMON STOCKS (34.6%)(a)
		Shares	Value

Basic materials (1.8%)

Allied Nevada Gold Corp.(NON)		345	$11,879

American Vanguard Corp.		151	2,495

Ampco-Pittsburgh Corp.		18	382

Assa Abloy AB Class B (Sweden)		1,219	37,030

BASF SE (Germany)		499	43,811

Bemis Co., Inc.		385	12,077

BHP Billiton PLC (United Kingdom)		837	27,131

BHP Billiton, Ltd. (Australia)		1,183	45,436

Cambrex Corp.(NON)		352	2,344

Domtar Corp. (Canada)		12	1,150

Fletcher Building, Ltd. (New Zealand)		2,687	14,594

FMC Corp.		190	18,804

Givaudan SA (Switzerland)(NON)		11	10,390

Horsehead Holding Corp.(NON)		151	1,721

Innophos Holdings, Inc.		89	4,484

Innospec, Inc.(NON)		54	1,672

International Flavors & Fragrances, Inc.		255	14,543

K&S AG (Germany)		125	6,241

KapStone Paper and Packaging Corp.(NON)		225	4,523

Koninklijke DSM NV (Netherlands)		470	26,143

Koppers Holdings, Inc.		79	2,973

Kraton Performance Polymers, Inc.(NON)		66	1,834

L.B. Foster Co. Class A		24	707

Landec Corp.(NON)		272	1,714

Linde AG (Germany)		166	27,601

Minerals Technologies, Inc.		16	1,033

NewMarket Corp.		4	730

Newmont Mining Corp.		740	43,956

Nitto Denko Corp. (Japan)		1,100	45,138

NN, Inc.(NON)		216	1,931

OM Group, Inc.(NON)		106	2,913

PolyOne Corp.		221	2,968

PPG Industries, Inc.		318	29,018

Rio Tinto PLC (United Kingdom)		810	46,184

Rio Tinto, Ltd. (Australia)		430	30,691

Royal Gold, Inc.		194	13,473

Sherwin-Williams Co. (The)		220	22,693

Sigma-Aldrich Corp.		299	21,465

Syngenta AG (Switzerland)		99	32,281

TPC Group, Inc.(NON)		168	5,836

Valspar Corp.		316	14,647

voestalpine AG (Austria)		727	25,769

W.R. Grace & Co.(NON)		116	6,607

			669,012
Capital goods (1.8%)

ABB, Ltd. (Switzerland)(NON)		1,386	28,373

Aisin Seiki Co., Ltd. (Japan)		800	28,233

American Axle & Manufacturing Holdings, Inc.(NON)		108	1,230

Applied Industrial Technologies, Inc.		128	5,142

AZZ, Inc.		40	2,008

Ball Corp.		460	18,437

Cascade Corp.		58	3,088

Chart Industries, Inc.(NON)		67	4,582

Chase Corp.		95	1,378

Covanta Holding Corp.		698	11,398

DXP Enterprises, Inc.(NON)		73	2,701

European Aeronautic Defense and Space Co. NV (France)		999	36,289

Franklin Electric Co., Inc.		46	2,300

Fuji Electric Co., Ltd. (Japan)		8,000	20,654

Generac Holdings, Inc.(NON)		60	1,526

General Dynamics Corp.		696	50,968

Great Lakes Dredge & Dock Corp.		660	4,679

Greenbrier Companies, Inc.(NON)		207	5,233

Hitachi, Ltd. (Japan)		9,000	52,415

IHI Corp. (Japan)		4,000	10,088

Kadant, Inc.(NON)		93	2,031

Lockheed Martin Corp.		557	49,244

LSB Industries, Inc.(NON)		158	6,355

Mitsubishi Electric Corp. (Japan)		6,000	53,937

NACCO Industries, Inc. Class A		3	293

Newport Corp.(NON)		49	819

Northrop Grumman Corp.		646	38,637

Polypore International, Inc.(NON)		27	1,110

Raytheon Co.		832	42,033

Republic Services, Inc.		968	28,875

Roper Industries, Inc.		297	27,181

Sauer-Danfoss, Inc.(NON)		38	2,057

Schindler Holding AG (Switzerland)		153	18,857

SembCorp Industries, Ltd. (Singapore)		7,000	29,447

Singapore Technologies Engineering, Ltd. (Singapore)		3,000	7,622

Societe BIC SA (France)		252	25,338

Standard Motor Products, Inc.		80	1,818

Standex International Corp.		40	1,528

Stericycle, Inc.(NON)		286	24,816

Tetra Tech, Inc.(NON)		48	1,179

TriMas Corp.(NON)		217	5,258

Waste Connections, Inc.		527	17,138

Zebra Technologies Corp. Class A(NON)		46	1,768

			678,063
Communication services (1.2%)

ADTRAN, Inc.		72	2,538

Allot Communications, Ltd. (Israel)(NON)		135	2,410

American Tower REIT, Inc. Class A(R)		506	31,665

Aruba Networks, Inc.(NON)		96	2,073

AT&T, Inc.		1,139	34,842

BroadSoft, Inc.(NON)		26	946

BT Group PLC (United Kingdom)		16,468	56,328

Cincinnati Bell, Inc.(NON)		854	3,203

Deutsche Telekom AG (Germany)		1,565	18,265

EchoStar Corp. Class A(NON)		388	11,628

France Telecom SA (France)		1,668	25,456

HSN, Inc.		54	2,007

IAC/InterActiveCorp.		424	19,334

InterDigital, Inc.		12	454

Kabel Deutschland Holding AG (Germany)(NON)		292	17,534

Loral Space & Communications, Inc.(NON)		26	1,852

Lumos Networks Corp.		49	627

NeuStar, Inc. Class A(NON)		82	2,874

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		700	32,995

Premiere Global Services, Inc.(NON)		130	1,125

Tele2 AB Class B (Sweden)		907	18,464

Telefonica SA (Spain)		1,566	26,727

USA Mobility, Inc.		120	1,646

Verizon Communications, Inc.		2,376	90,549

Vodafone Group PLC (United Kingdom)		10,217	27,527

Windstream Corp.		1,117	13,493

			446,562
Conglomerates (0.4%)

AMETEK, Inc.		528	25,133

Danaher Corp.		1,054	55,683

General Electric Co.		2,395	45,625

Marubeni Corp. (Japan)		1,000	7,102

Siemens AG (Germany)		226	22,540

			156,083
Consumer cyclicals (3.7%)

Advance Auto Parts, Inc.		176	15,025

Aeon Co., Ltd. (Japan)		1,300	16,475

Alliance Data Systems Corp.(NON)		16	1,942

Amazon.com, Inc.(NON)		382	68,642

Ameristar Casinos, Inc.		137	2,718

Ascena Retail Group, Inc.(NON)		86	3,320

AutoZone, Inc.(NON)		53	19,847

Bed Bath & Beyond, Inc.(NON)		422	25,210

Belo Corp. Class A		725	5,198

Big Lots, Inc.(NON)		318	13,944

Brunswick Corp.		115	2,750

Buckle, Inc. (The)		102	4,582

Bunzl PLC (United Kingdom)		1,291	19,758

Cabela's, Inc.(NON)		153	5,428

Cato Corp. (The) Class A		31	840

Christian Dior SA (France)		75	11,636

Cintas Corp.		475	18,316

Compass Group PLC (United Kingdom)		1,277	12,799

Conn's, Inc.(NON)		175	2,321

Constant Contact, Inc.(NON)		59	1,784

Daimler AG (Registered Shares) (Germany)		456	27,579

Dana Holding Corp.(NON)		133	2,128

Deluxe Corp.		151	3,725

Dillards, Inc. Class A		36	2,201

Discovery Communications, Inc. Class A(NON)		491	22,905

Dollar General Corp.(NON)		274	11,524

Dollar Tree, Inc.(NON)		236	20,888

DSW, Inc. Class A		45	2,538

Dun & Bradstreet Corp. (The)		214	17,687

Ecolab, Inc.		550	33,000

Equifax, Inc.		478	20,095

Expedia, Inc.		305	10,385

Express, Inc.(NON)		159	3,784

Finish Line, Inc. (The) Class A		210	4,828

GameStop Corp. Class A(NON)		434	9,887

Genesco, Inc.(NON)		30	2,044

Global Cash Access, Inc.(NON)		387	2,152

Global Payments, Inc.		389	20,080

GNC Holdings, Inc. Class A(NON)		135	4,370

Helen of Troy, Ltd. (Bermuda)(NON)		48	1,560

Hino Motors, Ltd. (Japan)		4,000	28,493

Home Depot, Inc. (The)		1,621	77,111

Host Marriott Corp.(R)		1,427	22,518

Industria de Diseno Textil (Inditex) SA (Spain)		309	28,534

Isuzu Motors, Ltd. (Japan)		4,000	22,421

Kimberly-Clark Corp.		925	67,414

Kingfisher PLC (United Kingdom)		4,894	22,127

Knology, Inc.(NON)		216	3,851

Kohl's Corp.		461	22,902

La-Z-Boy, Inc.(NON)		249	3,558

Leapfrog Enterprises, Inc.(NON)		707	4,970

LIN TV Corp. Class A(NON)		386	1,590

McGraw-Hill Cos., Inc. (The)		535	24,899

Men's Wearhouse, Inc. (The)		86	3,331

Moody's Corp.		701	27,066

MSC Industrial Direct Co., Inc.		205	16,279

Next PLC (United Kingdom)		698	30,771

Nu Skin Enterprises, Inc. Class A		62	3,581

O'Reilly Automotive, Inc.(NON)		245	21,193

Omnicom Group, Inc.		494	24,423

OPAP SA (Greece)		1,328	11,854

Orbitz Worldwide, Inc.(NON)		700	2,513

Perry Ellis International, Inc.(NON)		146	2,545

PETsMART, Inc.		269	14,994

Pier 1 Imports, Inc.(NON)		129	2,215

Priceline.com, Inc.(NON)		69	43,264

PVH Corp.		27	2,295

Quad/Graphics, Inc.		172	2,575

Randstad Holding NV (Netherlands)		142	5,373

Rent-A-Center, Inc.		69	2,444

Ross Stores, Inc.		429	22,879

Scotts Miracle-Gro Co. (The) Class A		192	8,993

Scripps Networks Interactive Class A		249	11,255

Select Comfort Corp.(NON)		91	2,693

Shuffle Master, Inc.(NON)		93	1,358

Sinclair Broadcast Group, Inc. Class A		366	4,180

Sonic Automotive, Inc. Class A		506	8,668

Sony Corp. (Japan)		2,100	44,908

Suzuki Motor Corp. (Japan)		1,400	33,248

Swire Pacific, Ltd. (Hong Kong)		4,000	45,345

SYKES Enterprises, Inc.(NON)		98	1,350

Target Corp.		857	48,583

TNS, Inc.(NON)		104	1,906

Towers Watson & Co. Class A		261	16,688

Town Sports International Holdings, Inc.(NON)		157	1,617

Tupperware Brands Corp.		175	10,971

ValueClick, Inc.(NON)		38	790

Verisk Analytics, Inc. Class A(NON)		474	20,619

Viacom, Inc. Class B		771	36,715

Volkswagen AG (Preference) (Germany)		162	30,292

VOXX International Corp.(NON)		263	3,364

Warnaco Group, Inc. (The)(NON)		41	2,407

Whirlpool Corp.		66	4,988

			1,386,816
Consumer staples (3.4%)

AFC Enterprises(NON)		371	5,932

Altria Group, Inc.		3,326	100,113

Avis Budget Group, Inc.(NON)		333	4,296

Beacon Roofing Supply, Inc.(NON)		110	2,594

Brinker International, Inc.		432	11,919

Career Education Corp.(NON)		104	896

Church & Dwight Co., Inc.		665	31,747

Coca-Cola Co. (The)		208	14,531

ConAgra Foods, Inc.		1,491	39,139

Core-Mark Holding Co., Inc.		31	1,242

Corinthian Colleges, Inc.(NON)		421	1,890

Denny's Corp.(NON)		743	3,083

Diageo PLC (United Kingdom)		1,586	37,936

DineEquity, Inc.(NON)		24	1,281

Distribuidora Internacional de Alimentacion SA (Spain)(NON)		2,339	11,437

Dollar Thrifty Automotive Group(NON)		21	1,594

Domino's Pizza, Inc.(NON)		36	1,385

Dr. Pepper Snapple Group, Inc.		918	34,930

Heineken Holding NV (Netherlands)		489	21,825

Herbalife, Ltd.		514	34,032

Japan Tobacco, Inc. (Japan)		7	37,198

Kao Corp. (Japan)		900	23,044

Kerry Group PLC Class A (Ireland)		505	21,530

Koninklijke Ahold NV (Netherlands)		2,366	32,720

Kroger Co. (The)		1,908	45,391

Lincoln Educational Services Corp.		58	491

Lorillard, Inc.		396	51,908

McDonald's Corp.		965	95,805

Nestle SA (Switzerland)		1,209	73,900

Panera Bread Co. Class A(NON)		80	12,366

Philip Morris International, Inc.		1,677	140,063

Procter & Gamble Co. (The)		558	37,676

Reynolds American, Inc.		1,102	46,207

Sally Beauty Holdings, Inc.(NON)		128	3,046

Spartan Stores, Inc.		84	1,499

Starbucks Corp.		945	45,889

Tate & Lyle PLC (United Kingdom)		3,007	33,367

Tesco PLC (United Kingdom)		1,453	7,307

Toyota Tsusho Corp. (Japan)		1,400	28,141

Unilever PLC (United Kingdom)		249	8,045

USANA Health Sciences, Inc.(NON)		34	1,261

W.W. Grainger, Inc.		158	32,821

Woolworths, Ltd. (Australia)		1,002	27,022

Yamazaki Baking Co., Inc. (Japan)		3,000	40,404

Yum! Brands, Inc.		615	40,738

			1,249,641
Energy (3.0%)

Basic Energy Services, Inc.(NON)		186	3,694

BP PLC (United Kingdom)		3,834	30,034

Caltex Australia, Ltd. (Australia)		1,907	27,955

Chevron Corp.		1,618	176,556

Clayton Williams Energy, Inc.(NON)		28	2,474

Compagnie Generale de Geophysique-Veritas (France)(NON)		1,266	39,114

ConocoPhillips		1,552	118,806

Contango Oil & Gas Co.(NON)		27	1,717

CVR Energy, Inc.(NON)		115	3,129

Energy Partners, Ltd.(NON)		144	2,454

ENI SpA (Italy)		1,789	41,258

Exxon Mobil Corp.		3,139	271,524

FMC Technologies, Inc.(NON)		712	35,906

Helix Energy Solutions Group, Inc.(NON)		259	4,983

HollyFrontier Corp.		807	26,332

Key Energy Services, Inc.(NON)		304	5,186

Marathon Oil Corp.		1,479	50,123

Murphy Oil Corp.		571	36,510

Newpark Resources, Inc.(NON)		248	1,952

Petrofac, Ltd. (United Kingdom)		1,681	42,548

Repsol YPF SA (Spain)		666	17,365

REX American Resources Corp.(NON)		65	1,994

Rosetta Resources, Inc.(NON)		31	1,582

Royal Dutch Shell PLC Class A (United Kingdom)		595	21,644

Royal Dutch Shell PLC Class B (United Kingdom)		1,266	46,918

Statoil ASA (Norway)		1,586	45,400

Stone Energy Corp.(NON)		227	7,253

Swift Energy Co.(NON)		113	3,393

Total SA (France)		738	41,286

Unit Corp.(NON)		43	2,046

Vaalco Energy, Inc.(NON)		506	3,992

W&T Offshore, Inc.		111	2,803

Western Refining, Inc.		97	1,761

			1,119,692
Financials (7.6%)

3i Group PLC (United Kingdom)		3,090	9,316

Acadia Realty Trust(R)		371	7,861

ACE, Ltd.		906	64,969

Agree Realty Corp.(R)		84	2,016

AIA Group, Ltd. (Hong Kong)		6,600	24,979

Alexandria Real Estate Equities, Inc.(R)		68	4,875

Allianz SE (Germany)		169	20,496

Allied World Assurance Co. Holdings AG		478	31,534

American Capital Agency Corp.(R)		38	1,167

American Equity Investment Life Holding Co.		276	3,340

American Express Co.		1,692	89,490

American Safety Insurance Holdings, Ltd.(NON)		137	2,645

Amtrust Financial Services, Inc.		45	1,215

Apollo Commercial Real Estate Finance, Inc.(R)		139	2,078

Arch Capital Group, Ltd.(NON)		1,061	39,310

Arlington Asset Investment Corp. Class A		53	1,224

Ashford Hospitality Trust, Inc.(R)		1,506	12,711

Assured Guaranty, Ltd. (Bermuda)		183	3,074

Australia & New Zealand Banking Group, Ltd. (Australia)		2,724	63,431

AvalonBay Communities, Inc.(R)		540	70,022

Aviva PLC (United Kingdom)		7,257	42,521

AXA SA (France)		1,893	30,529

Banco Latinoamericano de Exportaciones SA Class E (Panama)		195	3,804

Bank of Hawaii Corp.		337	15,502

Bank of the Ozarks, Inc.		103	3,023

Barclays PLC (United Kingdom)		12,151	47,361

Berkshire Hathaway, Inc. Class B(NON)		820	64,329

BNP Paribas SA (France)		775	37,827

Boston Properties, Inc.(R)		361	36,660

BRE Properties(R)		522	25,280

Camden Property Trust(R)		561	34,782

Cardinal Financial Corp.		180	1,935

CBL & Associates Properties, Inc.(R)		214	3,773

Cedar Shopping Centers, Inc.(R)		1,144	5,445

Chubb Corp. (The)		568	38,601

Citizens & Northern Corp.		102	2,030

CNO Financial Group, Inc.(NON)		372	2,760

Commerce Bancshares, Inc.		465	17,954

CommonWealth REIT(R)		908	16,889

CubeSmart(R)		1,223	13,795

DCT Industrial Trust, Inc.(R)		3,437	19,453

Deutsche Bank AG (Germany)		637	29,750

Digital Realty Trust, Inc.(R)		345	25,013

Discover Financial Services		1,411	42,344

Douglas Emmett, Inc.(R)		1,083	22,819

Duke Realty Investments, Inc.(R)		76	1,055

DuPont Fabros Technology, Inc.(R)		531	12,160

Dynex Capital, Inc.(R)		198	1,883

East West Bancorp, Inc.		272	6,017

Education Realty Trust, Inc.(R)		1,498	15,399

Entertainment Properties Trust(R)		513	23,342

Equity Residential Trust(R)		1,141	64,911

Essex Property Trust, Inc.(R)		125	17,499

Everest Re Group, Ltd.		404	35,491

Extra Space Storage, Inc.(R)		56	1,477

Federal Realty Investment Trust(R)		447	42,621

Federated Investors, Inc.		132	2,705

Financial Institutions, Inc.		108	1,767

First Financial Bancorp		86	1,408

First Industrial Realty Trust(NON)(R)		144	1,702

Flushing Financial Corp.		193	2,499

General Growth Properties(R)		692	11,259

Glimcher Realty Trust(R)		201	1,990

Hachijuni Bank, Ltd. (The) (Japan)		3,000	17,624

Hang Lung Group, Ltd. (Hong Kong)		3,000	20,193

HCP, Inc.(R)		1,037	40,962

Health Care REIT, Inc.(R)		377	20,524

Heartland Financial USA, Inc.		69	1,085

HFF, Inc. Class A(NON)		154	2,219

Highwoods Properties, Inc.(R)		641	20,512

Home Bancshares, Inc.		75	1,890

Hospitality Properties Trust(R)		813	20,105

HSBC Holdings PLC (United Kingdom)		6,173	54,534

Interactive Brokers Group, Inc. Class A		228	3,616

Invesco Mortgage Capital, Inc.(R)		75	1,285

Investment AB Kinnevik Class B (Sweden)		1,282	29,217

Israel Corp., Ltd. (The) (Israel)		43	25,816

Jones Lang LaSalle, Inc.		87	7,083

JPMorgan Chase & Co.		576	22,602

Kimco Realty Corp.(R)		1,927	35,418

Lexington Realty Trust(R)		1,078	9,325

Liberty Property Trust(R)		679	23,032

Lloyds Banking Group PLC (United Kingdom)(NON)		36,269	20,158

LTC Properties, Inc.(R)		115	3,549

M&T Bank Corp.		440	35,913

Macerich Co. (The)(R)		229	12,364

Mack-Cali Realty Corp.(R)		647	18,504

Maiden Holdings, Ltd. (Bermuda)		181	1,566

MainSource Financial Group, Inc.		161	1,633

MarketAxess Holdings, Inc.		12	397

MFA Financial, Inc.(R)		291	2,124

Mission West Properties(R)		153	1,530

Mitsubishi UFJ Financial Group, Inc. (Japan)		5,200	26,825

Nasdaq OMX Group, Inc. (The)(NON)		642	16,910

National Australia Bank, Ltd. (Australia)		1,181	29,761

National Financial Partners Corp.(NON)		84	1,282

National Health Investors, Inc.(R)		134	6,315

National Retail Properties, Inc.(R)		691	18,415

Nelnet, Inc. Class A		95	2,510

Newcastle Investment Corp.(R)		387	2,109

Northern Trust Corp.		702	31,176

Ocwen Financial Corp.(NON)		291	4,688

Omega Healthcare Investors, Inc.(R)		84	1,711

One Liberty Properties, Inc.(R)		123	2,150

Oriental Financial Group (Puerto Rico)		137	1,610

ORIX Corp. (Japan)		220	21,225

Pennsylvania Real Estate Investment Trust(R)		914	12,266

People's United Financial, Inc.		1,884	23,720

Peoples Bancorp, Inc.		108	1,746

Piedmont Office Realty Trust, Inc. Class A(R)		1,255	22,113

Popular, Inc. (Puerto Rico)(NON)		678	1,288

Portfolio Recovery Associates, Inc.(NON)		14	976

Post Properties, Inc.(R)		481	21,005

Prologis, Inc.(R)		1,097	36,925

Protective Life Corp.		82	2,277

PS Business Parks, Inc.(R)		43	2,684

Public Storage(R)		716	95,994

Rayonier, Inc.(R)		271	12,065

Realty Income Corp.(R)		454	16,748

Regency Centers Corp.(R)		567	24,262

RenaissanceRe Holdings, Ltd.		471	33,893

Republic Bancorp, Inc. Class A		34	886

Resona Holdings, Inc. (Japan)		3,200	15,298

Rouse Properties, Inc. (Rights)(F)		22	—

Rouse Properties, Inc. Class B(NON)(R)		24	351

Senior Housing Properties Trust(R)		125	2,675

Simon Property Group, Inc.(R)		1,361	184,388

SL Green Realty Corp.(R)		138	10,495

Southside Bancshares, Inc.		126	2,685

Sovran Self Storage, Inc.(R)		380	18,054

St. Joe Co. (The)(NON)		382	6,154

Stancorp Financial Group		58	2,306

Standard Chartered PLC (United Kingdom)		625	16,083

Starwood Property Trust, Inc.(R)		58	1,145

Summit Hotel Properties, Inc.(R)		439	4,043

Suncorp Group, Ltd. (Australia)		2,436	21,226

Svenska Handelsbanken AB Class A (Sweden)		778	26,126

Swedbank AB Class A (Sweden)		1,562	26,723

Swiss Life Holding AG (Switzerland)(NON)		258	29,744

Symetra Financial Corp.		181	1,799

Taubman Centers, Inc.(R)		45	3,108

Transatlantic Holdings, Inc.		355	21,513

UDR, Inc.(R)		352	8,807

Universal Health Realty Income Trust(R)		18	680

Urstadt Biddle Properties, Inc. Class A(R)		84	1,598

Validus Holdings, Ltd.		905	27,593

Virginia Commerce Bancorp, Inc.(NON)		269	2,260

Vornado Realty Trust(R)		407	33,264

W.R. Berkley Corp.		995	35,571

Walker & Dunlop, Inc.(NON)		86	1,071

Washington Banking Co.		128	1,624

Wells Fargo & Co.		691	21,621

Westfield Retail Trust (Australia)(R)		13,819	37,031

Westpac Banking Corp. (Australia)		1,550	34,488

Wheelock and Co., Ltd. (Hong Kong)		3,000	10,293

			2,825,249
Health care (3.5%)

Abbott Laboratories		1,422	80,499

ABIOMED, Inc.(NON)		105	2,192

Aetna, Inc.		732	34,228

Affymax, Inc.(NON)		142	1,450

Affymetrix, Inc.(NON)		261	1,088

Air Methods Corp.(NON)		5	451

Alfresa Holdings Corp. (Japan)		300	13,147

Amarin Corp. PLC ADR (Ireland)(NON)		141	1,093

Amedisys, Inc.(NON)		18	231

AmerisourceBergen Corp.		631	23,568

Amgen, Inc.		830	56,399

AmSurg Corp.(NON)		53	1,385

AstraZeneca PLC (United Kingdom)		620	27,692

athenahealth, Inc.(NON)		26	1,837

AVEO Pharmaceuticals, Inc.(NON)		57	743

Bayer AG (Germany)		103	7,616

Biogen Idec, Inc.(NON)		306	35,640

BioMarin Pharmaceuticals, Inc.(NON)		32	1,144

Bristol-Myers Squibb Co.		1,757	56,523

C.R. Bard, Inc.		227	21,252

Cardinal Health, Inc.		731	30,373

Centene Corp.(NON)		61	2,977

Coloplast A/S Class B (Denmark)		113	18,589

Computer Programs & Systems, Inc.		24	1,460

Conmed Corp.(NON)		130	3,879

Cooper Companies, Inc. (The)		33	2,623

Cubist Pharmaceuticals, Inc.(NON)		103	4,415

Depomed, Inc.(NON)		169	1,063

Eli Lilly & Co.		1,156	45,361

Endo Pharmaceuticals Holdings, Inc.(NON)		88	3,262

Epocrates, Inc.(NON)		129	1,200

Forest Laboratories, Inc.(NON)		509	16,553

Fresenius SE (Germany)		225	23,262

Gentiva Health Services, Inc.(NON)		45	353

Gilead Sciences, Inc.(NON)		917	41,724

GlaxoSmithKline PLC (United Kingdom)		2,674	59,004

Greatbatch, Inc.(NON)		178	4,406

HealthSouth Corp.(NON)		207	4,215

Hi-Tech Pharmacal Co., Inc.(NON)		62	2,475

Humana, Inc.		345	30,050

InterMune, Inc.(NON)		91	1,221

Jazz Pharmaceuticals PLC (Ireland)(NON)		227	11,911

Johnson & Johnson		518	33,711

Kensey Nash Corp.		45	1,016

Kindred Healthcare, Inc.(NON)		225	2,315

Lincare Holdings, Inc.		56	1,504

Magellan Health Services, Inc.(NON)		39	1,843

MAP Pharmaceuticals, Inc.(NON)		76	1,220

McKesson Corp.		458	38,248

Medicines Co. (The)(NON)		289	6,193

Medicis Pharmaceutical Corp. Class A		62	2,166

MELA Sciences, Inc.(NON)		295	1,363

Merck & Co., Inc.		162	6,184

Metropolitan Health Networks, Inc.(NON)		247	2,065

Molina Healthcare, Inc.(NON)		183	6,215

Momenta Pharmaceuticals, Inc.(NON)		38	557

Novartis AG (Switzerland)		786	42,823

Novo Nordisk A/S Class B (Denmark)		221	30,989

Obagi Medical Products, Inc.(NON)		295	3,348

Onyx Pharmaceuticals, Inc.(NON)		28	1,073

OraSure Technologies, Inc.(NON)		712	7,141

Orion Oyj Class B (Finland)		631	13,594

Otsuka Holdings Company, Ltd. (Japan)		1,200	33,645

Par Pharmaceutical Cos., Inc.(NON)		200	7,422

PDL BioPharma, Inc.		392	2,501

Pernix Therapeutics Holdings(NON)		112	965

Perrigo Co.		161	16,593

Pfizer, Inc.		1,329	28,042

Quality Systems, Inc.		61	2,615

Questcor Pharmaceuticals, Inc.(NON)		31	1,206

ResMed, Inc.(NON)		517	15,148

Roche Holding AG (Switzerland)		243	42,304

RTI Biologics, Inc.(NON)		363	1,343

Sabra Health Care REIT, Inc.(R)		736	10,510

Salix Pharmaceuticals, Ltd.(NON)		31	1,529

Sanofi (France)		819	60,570

Spectrum Pharmaceuticals, Inc.(NON)		135	1,916

STAAR Surgical Co.(NON)		129	1,345

Sun Healthcare Group, Inc.(NON)		474	2,114

Suzuken Co., Ltd. (Japan)		500	14,695

Synergetics USA, Inc.(NON)		160	1,008

Synthes, Inc. (Switzerland)		138	23,887

Triple-S Management Corp. Class B (Puerto Rico)(NON)		130	3,077

United Therapeutics Corp.(NON)		15	716

UnitedHealth Group, Inc.		1,368	76,266

Ventas, Inc.(R)		1,072	59,946

ViroPharma, Inc.(NON)		264	8,464

Volcano Corp.(NON)		74	2,074

WellCare Health Plans, Inc.(NON)		101	6,854

Zoll Medical Corp.(NON)		14	1,024

			1,309,901
Technology (6.4%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)		42	1,659

Accenture PLC Class A		1,014	60,374

Actuate Corp.(NON)		831	5,019

Acxiom Corp.(NON)		147	2,064

Altera Corp.		1,046	40,219

Analog Devices, Inc.		1,017	39,877

Anixter International, Inc.(NON)		31	2,156

Apple, Inc.(NON)		1,964	1,065,352

ASML Holding NV (Netherlands)		393	18,064

Aspen Technology, Inc.(NON)		79	1,624

Avago Technologies, Ltd. (Singapore)		869	32,683

BMC Software, Inc.(NON)		643	24,074

CACI International, Inc. Class A(NON)		52	3,075

Cavium, Inc.(NON)		42	1,501

Cirrus Logic, Inc.(NON)		131	3,089

Cisco Systems, Inc.		6,264	124,528

Coherent, Inc.(NON)		30	1,664

Computershare, Ltd. (Australia)		860	7,121

Concur Technologies, Inc.(NON)		27	1,592

EnerSys(NON)		99	3,324

Entegris, Inc.(NON)		314	2,839

Entropic Communications, Inc.(NON)		406	2,503

Fair Isaac Corp.		144	5,829

FEI Co.(NON)		110	4,897

Fujitsu, Ltd. (Japan)		9,000	48,528

Google, Inc. Class A(NON)		235	145,289

GT Advanced Technologies, Inc.(NON)		56	479

IBM Corp.		924	181,779

Infineon Technologies AG (Germany)		2,660	26,902

Infospace, Inc.(NON)		100	1,161

InnerWorkings, Inc.(NON)		118	1,345

Integrated Silicon Solutions, Inc.(NON)		61	645

Intel Corp.		632	16,988

Intuit, Inc.		674	38,984

Ixia(NON)		200	2,764

JDA Software Group, Inc.(NON)		123	3,082

KLA-Tencor Corp.		704	34,074

Kulicke & Soffa Industries, Inc.(NON)		306	3,446

L-3 Communications Holdings, Inc.		342	24,026

Lam Research Corp.(NON)		702	29,273

Lexmark International, Inc. Class A		42	1,549

LivePerson, Inc.(NON)		86	1,297

Manhattan Associates, Inc.(NON)		37	1,715

Maxim Integrated Products, Inc.		1,212	33,803

Microchip Technology, Inc.		875	31,561

Microsoft Corp.		5,729	181,838

Monotype Imaging Holdings, Inc.(NON)		132	1,852

MTS Systems Corp.		43	2,112

Nanometrics, Inc.(NON)		63	1,106

Nova Measuring Instruments, Ltd. (Israel)(NON)		200	1,476

NTT Data Corp. (Japan)		3	10,121

Omnivision Technologies, Inc.(NON)		67	1,097

Photronics, Inc.(NON)		265	1,858

Polycom, Inc.(NON)		88	1,817

RF Micro Devices, Inc.(NON)		434	2,070

SAP AG (Germany)		144	9,717

Skyworks Solutions, Inc.(NON)		175	4,720

Softbank Corp. (Japan)		1,200	35,793

STEC, Inc.(NON)		158	1,531

Synchronoss Technologies, Inc.(NON)		37	1,238

Tech Data Corp.(NON)		47	2,514

Teradyne, Inc.(NON)		112	1,839

TIBCO Software, Inc.(NON)		126	3,650

TTM Technologies, Inc.(NON)		308	3,607

Tyler Technologies, Inc.(NON)		34	1,284

Ultimate Software Group, Inc.(NON)		21	1,466

Unisys Corp.(NON)		28	523

Websense, Inc.(NON)		81	1,459

Xilinx, Inc.		992	36,635

Xyratex, Ltd. (United Kingdom)		126	2,157

			2,397,297
Transportation (0.7%)

Central Japan Railway Co. (Japan)		7	57,553

ComfortDelgro Corp., Ltd. (Singapore)		10,000	12,209

Copa Holdings SA Class A (Panama)		183	13,097

Genesee & Wyoming, Inc. Class A(NON)		26	1,545

International Consolidated Airlines Group SA (United Kingdom)(NON)		4,063	10,653

J. B. Hunt Transport Services, Inc.		383	19,613

Southwest Airlines Co.		2,716	24,390

Swift Transportation Co.(NON)		370	4,336

United Parcel Service, Inc. Class B		1,112	85,502

Yangzijiang Shipbuilding Holdings, Ltd. (China)		43,000	46,392

			275,290
Utilities and power (1.1%)

Centrica PLC (United Kingdom)		4,068	19,674

Chubu Electric Power, Inc. (Japan)		400	7,324

CMS Energy Corp.		897	19,205

DTE Energy Co.		483	26,077

Enel SpA (Italy)		5,451	21,874

Entergy Corp.		459	30,583

GDF Suez (France)		1,063	27,574

ITC Holdings Corp.		210	15,851

Kinder Morgan, Inc./Kansas		820	28,897

National Grid PLC (United Kingdom)		3,583	36,567

PG&E Corp.		890	37,095

Pinnacle West Capital Corp.		395	18,577

Red Electrica Corp. SA (Spain)		573	28,929

RWE AG (Germany)		288	13,123

Spectra Energy Corp.		1,481	46,474

Toho Gas Co., Ltd. (Japan)		2,000	11,667

Westar Energy, Inc.		519	14,283

			403,774

Total common stocks (cost $11,950,635)			$12,917,380

COMMODITY LINKED NOTES (3.3%)(a)
		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, zero %, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index) (United Kingdom)		$440,000	$466,664

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite Index) (Jersey)		749,000	765,333

Total commodity linked notes (cost $1,189,000)			$1,231,997

U.S. TREASURY OBLIGATIONS (0.3%)(a)
		Principal amount	Value

U.S. Treasury Bonds 3.875%, August 15, 2040(i)		$110,000	$127,742

Total U.S. treasury obligations (cost $127,742)			$127,742

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-13/$115.00	3,423	$18,725

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	4,963	20,576

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	4,963	13,746

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	3,944	8,014

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	3,945	7,062

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00	3,423	11,152

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00	4,963	10,539

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00	4,963	3,872

SPDR S&P 500 ETF Trust (Put)	May-12/103.00	3,944	1,311

SPDR S&P 500 ETF Trust (Put)	Apr-12/105.00	3,944	607

SPDR S&P 500 ETF Trust (Put)	Mar-12/102.00	7,883	83

Total purchased options outstanding (cost $218,417)			$95,687

SHORT-TERM INVESTMENTS (61.2%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.09%(e)		15,870,242	$15,870,242

Federal National Mortgage Assocation discount notes with effective yields ranging from 0.063% to 0.067%, May 21, 2012		$500,000	499,948

U.S. Treasury Bills with an effective yield of 0.140%, February 7, 2013(SEG)		1,500,000	1,497,754

U.S. Treasury Bills with effective yields ranging from 0.105% to 0.106%, December 13, 2012(SEG)		1,000,000	998,892

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.096%, August 23, 2012(SEG)		145,000	144,921

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, November 15, 2012(SEG)		500,000	499,530

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.102%, October 18, 2012		1,000,000	999,208

U.S. Treasury Bills with effective yields ranging from 0.052% to 0.079%, July 26, 2012(SEG)		330,000	329,867

U.S. Treasury Bills with effective yields ranging from 0.005% to 0.006%, March 1, 2012		2,000,000	2,000,000

Total short-term investments (cost $22,841,258)			$22,840,362

TOTAL INVESTMENTS

Total investments (cost $36,327,052)(b)			$37,213,168

FORWARD CURRENCY CONTRACTS at 2/29/12 (aggregate face value $5,711,506) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	3/22/12	$26,858	$26,828	$30
	Japanese Yen	Sell	3/22/12	44,171	46,277	2,106
Barclays Bank PLC
	Australian Dollar	Sell	3/22/12	5,992	5,986	(6)
	British Pound	Buy	3/22/12	152,387	151,720	667
	Euro	Buy	3/22/12	3,997	3,954	43
	Polish Zloty	Buy	3/22/12	18,101	17,527	574
	Swedish Krona	Sell	3/22/12	39,323	38,642	(681)
Citibank, N.A.
	Australian Dollar	Sell	3/22/12	7,811	7,804	(7)
	British Pound	Sell	3/22/12	13,998	13,926	(72)
	Danish Krone	Sell	3/22/12	2,581	2,531	(50)
	Euro	Buy	3/22/12	179,875	179,144	731
	Hong Kong Dollar	Sell	3/22/12	27,772	27,777	5
	Japanese Yen	Buy	3/22/12	122,845	131,279	(8,434)
	Norwegian Krone	Sell	3/22/12	6,435	6,203	(232)
	Singapore Dollar	Buy	3/22/12	8,955	8,987	(32)
	Swiss Franc	Sell	3/22/12	37,589	37,173	(416)
Credit Suisse AG
	Australian Dollar	Buy	3/22/12	19,795	19,851	(56)
	British Pound	Sell	3/22/12	81,761	81,345	(416)
	Euro	Buy	3/22/12	157,889	156,180	1,709
	Japanese Yen	Buy	3/22/12	133,211	142,248	(9,037)
	Singapore Dollar	Sell	3/22/12	19,190	19,262	72
	Swiss Franc	Buy	3/22/12	5,527	5,491	36
Deutsche Bank AG
	Australian Dollar	Sell	3/22/12	6,206	6,199	(7)
	Swiss Franc	Sell	3/22/12	19,900	19,764	(136)
Goldman Sachs International
	Australian Dollar	Sell	3/22/12	7,169	7,140	(29)
	Euro	Buy	3/22/12	259,152	256,819	2,333
	Japanese Yen	Buy	3/22/12	910,761	973,162	(62,401)
HSBC Bank USA, National Association
	British Pound	Buy	3/22/12	4,295	4,274	21
	Euro	Sell	3/22/12	200,260	197,959	(2,301)
	Japanese Yen	Sell	3/22/12	153,092	163,590	10,498
	New Zealand Dollar	Buy	3/22/12	9,583	9,569	14
	Singapore Dollar	Sell	3/22/12	14,792	14,698	(94)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	3/22/12	16,543	16,481	(62)
	Euro	Buy	3/22/12	51,830	51,235	595
	Hong Kong Dollar	Sell	3/22/12	16,065	16,067	2
	Japanese Yen	Buy	3/22/12	196,405	209,781	(13,376)
	New Zealand Dollar	Sell	3/22/12	14,083	14,061	(22)
	Singapore Dollar	Sell	3/22/12	5,917	5,935	18
	Swedish Krona	Sell	3/22/12	5,330	5,360	30
	Swiss Franc	Buy	3/22/12	11,387	11,399	(12)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	3/22/12	2,889	2,883	(6)
	British Pound	Sell	3/22/12	14,157	14,091	(66)
	Euro	Buy	3/22/12	1,073,917	1,061,639	12,278
	Japanese Yen	Buy	3/22/12	642,382	677,397	(35,015)
	Mexican Peso	Buy	3/22/12	18,139	18,138	1
	Norwegian Krone	Sell	3/22/12	8,437	8,118	(319)
	Swiss Franc	Sell	3/22/12	72,304	71,607	(697)
State Street Bank and Trust Co.
	Australian Dollar	Sell	3/22/12	64,736	64,675	(61)
	British Pound	Buy	3/22/12	85,578	85,198	380
	Euro	Buy	3/22/12	111,255	110,086	1,169
	Israeli Shekel	Sell	3/22/12	11,652	11,775	123
	Malaysian Ringgit	Buy	3/22/12	10,801	10,736	65
	Norwegian Krone	Buy	3/22/12	5,988	5,772	216
Westpac Banking Corp.
	Australian Dollar	Sell	3/22/12	19,153	19,114	(39)
	British Pound	Sell	3/22/12	68,558	67,970	(588)
	Canadian Dollar	Buy	3/22/12	151,127	149,890	1,237
	Euro	Sell	3/22/12	3,864	3,823	(41)
	Japanese Yen	Buy	3/22/12	204,572	214,966	(10,394)

Total						$(110,152)

FUTURES CONTRACTS OUTSTANDING at 2/29/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	29	$969,781	Mar-12	$(78,522)
Euro-Bund 10 yr (Long)	7	1,304,628	Mar-12	24,598
Japanese Government Bond 10 yr (Long)	2	3,511,625	Mar-12	16,226
Japanese Government Bond 10 yr Mini (Long)	6	1,053,414	Mar-12	2,628
MSCI EAFE Index Mini (Short)	6	468,210	Mar-12	(49,992)
NASDAQ 100 Index E-Mini (Short)	14	734,440	Mar-12	(66,951)
S&P 500 Index E-Mini (Long)	25	1,705,500	Mar-12	77,152
U.K. Gilt 10 yr (Short)	6	1,098,007	Jun-12	(5,505)
U.S. Treasury Bond 30 yr (Long)	17	2,408,156	Jun-12	6,608
U.S. Treasury Note 10 yr (Long)	36	4,714,313	Jun-12	494
U.S. Treasury Note 5 yr (Short)	3	369,516	Jun-12	(21)
U.S. Treasury Note 2 yr (Short)	10	2,202,344	Jun-12	137

Total				$(73,148)

WRITTEN OPTIONS OUTSTANDING at 2/29/12 (premiums received $114,634) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	43,169	Mar-12/$141.00	$8,202
SPDR S&P 500 ETF Trust (Put)	3,423	Feb-13/100.00	10,588
SPDR S&P 500 ETF Trust (Put)	4,963	Jan-13/95.00	11,324
SPDR S&P 500 ETF Trust (Put)	4,963	Dec-12/85.00	6,707
SPDR S&P 500 ETF Trust (Put)	3,944	Nov-12/85.00	4,256
SPDR S&P 500 ETF Trust (Put)	3,423	Aug-12/110.00	6,346
SPDR S&P 500 ETF Trust (Put)	4,963	Jul-12/105.00	5,440
SPDR S&P 500 ETF Trust (Put)	4,963	Jun-12/95.00	1,868
SPDR S&P 500 ETF Trust (Put)	3,944	May-12/90.00	629
SPDR S&P 500 ETF Trust (Put)	7,883	Mar-12/90.00	32

Total			$55,392

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/12 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$546,000	$—	2/24/17	3 month USD-LIBOR-BBA	1.164%	$1,253
	3,480,000	—	2/24/22	3 month USD-LIBOR-BBA	2.097%	12,687
	19,000	—	2/24/42	2.8248%	3 month USD-LIBOR-BBA	(199)
Credit Suisse International
	595,000	—	2/21/14	0.5805%	3 month USD-LIBOR-BBA	(254)
	3,403,000	—	2/21/17	3 month USD-LIBOR-BBA	1.105%	(1,519)
	195,000	—	2/21/42	3 month USD-LIBOR-BBA	2.777%	136
	1,174,000	—	2/21/22	3 month USD-LIBOR-BBA	2.0415%	(1,510)
EUR	100,000	—	10/10/13	1.495%	6 month EUR-EURIBOR-REUTERS	(698)
EUR	200,000	—	10/10/16	1.95%	6 month EUR-EURIBOR-REUTERS	(5,680)
Deutsche Bank AG
	$403,000	—	1/13/14	0.618%	3 month USD-LIBOR-BBA	(514)
	5,000	—	1/13/17	3 month USD-LIBOR-BBA	1.178%	24
	1,379,000	—	1/20/22	2.02%	3 month USD-LIBOR-BBA	1,377
	84,000	—	1/20/42	2.656%	3 month USD-LIBOR-BBA	1,909
	773,000	—	1/5/17	3 month USD-LIBOR-BBA	1.2699%	7,521
Goldman Sachs International
EUR	300,000	—	9/29/14	6 month EUR-EURIBOR-REUTERS	1.59%	3,940
EUR	700,000	—	9/29/16	6 month EUR-EURIBOR-REUTERS	1.97%	21,373
EUR	300,000	—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	12,825
EUR	100,000	—	9/29/41	6 month EUR-EURIBOR-REUTERS	2.745%	6,894
JPMorgan Chase Bank NA
	$1,201,000	—	2/28/22	3 month USD-LIBOR-BBA	2.033%	(3,111)

Total						$56,454

	TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/12 (Unaudited)

				Upfront		Fixed payments	Total return	Unrealized
	Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$3,800,000		$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$106,841
	shares	2,040		—	7/30/12	(3 month USD-LIBOR-BBA)	Market Vectors Gold Miners ETF	(2,281)
	shares	1,798		—	7/30/12	(3 month USD-LIBOR-BBA minus 0.39%)	Market Vectors Gold Miners ETF	(491)
	shares	1,350		—	7/30/12	(3 month USD-LIBOR-BBA minus 0.39%)	Market Vectors Gold Miners ETF	(1,508)
	Citibank, N.A.
		$679,000		—	12/20/21	2.22%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(26,641)
		921,000		—	12/23/21	2.345%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(24,980)
	baskets	12		—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	22,134
	units	258	(F)	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(15,587)
	Credit Suisse International
		$200,000		—	10/7/21	2.22%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(7,346)
		600,000		—	12/7/21	(2.385%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	12,662
	shares	7,060		—	2/8/13	(3 month USD-LIBOR-BBA minus 0.175%)	Vanguard Index Funds - MSCI Emerging Markets ETF	39,547
	shares	18,583		—	9/19/12	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - High Growth Index Fund	150,076
	shares	3,720		—	9/24/12	(3 month USD-LIBOR-BBA)	Market Vectors Gold Miners ETF	8,837
	shares	6,269		—	9/19/12	(3 month USD-LIBOR-BBA minus 0.175%)	Vanguard Index Funds - MSCI Emerging Markets ETF	3,081
	shares	5,340		—	9/19/12	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - MSCI Emerging Markets ETF	37,943
	Deutsche Bank AG
		$500,000		—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,614
	JPMorgan Chase Bank NA
		600,000		—	1/9/22	(2.41%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,334
		600,000		—	2/9/22	(2.65%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(645)

	Total							$322,590
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/29/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA HY Series 17 Index	B+/P	$16,170	$800,250	12/20/16	500 bp	$4,396
	Barclay’s Bank, PLC
	DJ CDX EM Series 16 Index	Ba1	(16,800)	200,000	12/20/16	500 bp	6,792
	DJ CDX EM Series 16 Index	Ba1	(9,600)	100,000	12/20/16	500 bp	2,432
	DJ CDX NA HY Series 17 Index	B+/P	36,628	580,060	12/20/16	500 bp	30,832
	DJ CDX NA HY Series 17 Index	B+/P	36,456	601,400	12/20/16	500 bp	29,445
	DJ CDX NA HY Series 17 Index	B+/P	36,329	653,780	12/20/16	500 bp	28,616
	Barclays Bank PLC
	DJ CDX EM Series 16 Index	Ba1	(10,450)	100,000	12/20/16	500 bp	1,582
	DJ CDX NA HY Series 17 Version 2 Index	B+/P	57,356	780,850	12/20/16	500 bp	51,398
	DJ CDX NA IG Series 17 Index	BBB+/P	1,980	200,000	12/20/16	100 bp	3,026
	DJ CDX NA IG Series 17 Index	BBB+/P	653	60,000	12/20/16	100 bp	967
	Credit Suisse International
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	198,750	1,940,000	12/20/16	500 bp	183,948
	DJ CDX NA IG Series 17 Index	BBB+/P	4,656	285,000	12/20/16	100 bp	6,146
	Deutsche Bank AG
	DJ CDX EM Series 15 Index	Ba1	(58,800)	700,000	6/20/16	500 bp	21,147
	DJ CDX EM Series 16 Index	Ba1	(22,000)	200,000	12/20/16	500 bp	675
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	210,000	1,940,000	12/20/16	500 bp	195,198
	DJ CDX NA IG Series 17 Index	BBB+/P	560	60,000	12/20/16	100 bp	846
	DJ CDX NA IG Series 17 Index	BBB+/P	(570)	245,000	12/20/16	100 bp	364
	DJ CDX NA IG Series 17 Index	B+/P	98,010	1,164,000	12/20/16	500 bp	89,129
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 17 Index	B+/P	14,700	970,000	12/20/16	500 bp	698
	DJ CDX NA HY Series 17 Index	B+/P	15,763	970,000	12/20/16	500 bp	(665)

	Total						$656,972

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 19, 2011 (commencement of operations) through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $37,351,264.
(b)	The aggregate identified cost on a tax basis is $36,327,052, resulting in gross unrealized appreciation and depreciation of $1,103,961 and $217,845, respectively, or net unrealized appreciation of $886,116.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,020 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $27,900,123 and $12,029,881, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $29,311,009 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 60 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 23,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 37,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $3,100,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries, and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $5,000,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge prepayment risk, to hedge interest rate risk, and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $8,800,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $5,600,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $244,015 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $109,987 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$533,153	$135,859	$—
Capital goods	475,667	202,396	—
Communication services	413,567	32,995	—
Conglomerates	148,981	7,102	—
Consumer cyclicals	1,195,926	190,890	—
Consumer staples	1,093,832	155,809	—
Energy	1,091,737	27,955	—
Financials	2,502,875	322,374	—
Health care	1,248,414	61,487	—
Technology	2,295,734	101,563	—
Transportation	159,136	116,154	—
Utilities and power	384,783	18,991	—
Total common stocks	11,543,805	1,373,575	—
Commodity linked notes	—	1,231,997	—
Purchased options outstanding	—	95,687	—
U.S. Treasury obligations	—	127,742	—
Short-term investments	15,870,242	6,970,120	—

Totals by level	$27,414,047	$9,799,121	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(110,152)	$—
Futures contracts	(73,148)	—	—
Written options	—	(55,392)	—
Interest rate swap contracts	—	56,454	—
Total return swap contracts	—	322,590	—
Credit default contracts	—	47,181	—

Totals by level	$(73,148)	$260,681	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$154,348	$107,167
Foreign exchange contracts	34,953	145,105
Equity contracts	434,457	270,724
Interest rate contracts	261,081	78,623

Total	$884,839	$601,619

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/29/12 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Advertising and marketing services (0.1%)

Constant Contact, Inc.(NON)	120	$3,629

Nu Skin Enterprises, Inc. Class A	116	6,700

ValueClick, Inc.(NON)	87	1,810

		12,139
Aerospace and defense (1.3%)

Embraer SA ADR (Brazil)	481	14,459

European Aeronautic Defense and Space Co. NV (France)	744	27,026

Exelis, Inc.	1,484	15,756

Lockheed Martin Corp.	1,289	113,959

Raytheon Co.	1,819	91,896

		263,096
Agriculture (0.2%)

Andersons, Inc. (The)	16	689

Archer Daniels-Midland Co.	88	2,746

Black Earth Farming, Ltd. SDR (Sweden)(NON)	158	322

Cresud S.A.C.I.F. y A. ADR (Argentina)	64	817

First Resources, Ltd. (Singapore)	6,000	8,771

Golden Agri-Resources, Ltd. (Singapore)	17,000	9,869

GrainCorp, Ltd. (Australia)	187	1,581

KWS Saat AG (Germany)	3	678

PT Astra Agro Lestari Tbk (Indonesia)	500	1,229

SLC Agricola SA (Brazil)	71	657

Vilmorin & Cie (France)	7	775

Viterra, Inc. (Canada)	156	1,687

Wilmar International, Ltd. (Singapore)	1,000	4,080

		33,901
Airlines (0.5%)

Delta Air Lines, Inc.(NON)	5,153	50,820

International Consolidated Airlines Group SA (United Kingdom)(NON)	2,735	7,171

Korean Air Lines Co., Ltd. (South Korea)	217	10,183

United Continental Holdings, Inc.(NON)	2,056	42,455

		110,629
Automotive (1.4%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	6,000	6,902

Daimler AG (Registered Shares) (Germany)	321	19,414

Dana Holding Corp.(NON)	250	4,000

General Motors Co.(NON)	3,117	81,719

Hino Motors, Ltd. (Japan)	3,000	21,370

Isuzu Motors, Ltd. (Japan)	3,000	16,816

Kia Motors Corp. (South Korea)	298	18,744

Lear Corp.	587	26,537

Localiza Rent a Car SA (Brazil)	804	14,851

Navistar International Corp.(NON)	523	21,851

Suzuki Motor Corp. (Japan)	1,000	23,749

Volkswagen AG (Preference) (Germany)	120	22,439

		278,392
Banking (6.5%)

Agricultural Bank of China, Ltd. (China)	38,000	18,686

Australia & New Zealand Banking Group, Ltd. (Australia)	2,084	48,528

Banco Bradesco SA ADR (Brazil)	1,292	23,437

Banco Latinoamericano de Exportaciones SA Class E (Panama)	307	5,990

Bank Mandiri (Persero) Tbk PT (Indonesia)	20,000	14,208

Bank of America Corp.	1,416	11,286

Bank of the Ozarks, Inc.	169	4,960

Barclays PLC (United Kingdom)	9,032	35,204

BNP Paribas SA (France)	577	28,163

Cardinal Financial Corp.	288	3,096

China Construction Bank Corp. (China)	65,000	54,120

Citigroup, Inc.	778	25,923

Citizens & Northern Corp.	182	3,622

City National Corp.	148	7,087

East West Bancorp, Inc.	502	11,104

Financial Institutions, Inc.	184	3,010

First Financial Bancorp	155	2,537

Flushing Financial Corp.	314	4,066

Hachijuni Bank, Ltd. (The) (Japan)	2,000	11,749

Heartland Financial USA, Inc.	125	1,966

Home Bancshares, Inc.	140	3,528

HSBC Holdings PLC (London Exchange) (United Kingdom)	4,721	41,707

ICICI Bank, Ltd. (India)	330	6,028

Industrial and Commercial Bank of China, Ltd. (China)	65,000	47,271

Itau Unibanco Holding SA ADR (Preference) (Brazil)	1,481	31,175

JPMorgan Chase & Co.	7,574	297,203

Kasikornbank PCL NVDR (Thailand)	3,900	18,772

Lloyds Banking Group PLC (United Kingdom)(NON)	25,587	14,221

MainSource Financial Group, Inc.	281	2,849

Mitsubishi UFJ Financial Group, Inc. (Japan)	3,700	19,087

National Australia Bank, Ltd. (Australia)	878	22,126

Northern Trust Corp.	1,632	73,036

Oriental Financial Group (Puerto Rico)	234	2,750

Peoples Bancorp, Inc.	180	2,911

PNC Financial Services Group, Inc.	1,197	71,245

Popular, Inc. (Puerto Rico)(NON)	1,132	2,151

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	15,000	11,449

Republic Bancorp, Inc. Class A	68	1,772

Resona Holdings, Inc. (Japan)	2,300	10,995

Sberbank of Russia ADR (Russia)(NON)	2,937	40,296

Southside Bancshares, Inc.	220	4,688

Standard Chartered PLC (United Kingdom)	446	11,477

Svenska Handelsbanken AB Class A (Sweden)	563	18,906

Swedbank AB Class A (Sweden)	1,130	19,332

Virginia Commerce Bancorp, Inc.(NON)	460	3,864

Walker & Dunlop, Inc.(NON)	151	1,880

Washington Banking Co.	227	2,881

Wells Fargo & Co.	6,830	213,710

Westpac Banking Corp. (Australia)	1,153	25,655

		1,341,707
Beverage (1.3%)

Coca-Cola Co. (The)	951	66,437

Diageo PLC (United Kingdom)	1,179	28,201

Dr. Pepper Snapple Group, Inc.	1,519	57,798

Grupo Modelo SA de CV Ser. C (Mexico)	2,089	13,657

Heineken Holding NV (Netherlands)	332	14,818

Molson Coors Brewing Co. Class B	1,103	48,623

PepsiCo, Inc.	472	29,708

		259,242
Biotechnology (1.0%)

Affymax, Inc.(NON)	264	2,695

Amarin Corp. PLC ADR (Ireland)(NON)	272	2,108

AVEO Pharmaceuticals, Inc.(NON)	126	1,643

BioMarin Pharmaceuticals, Inc.(NON)	68	2,431

Cubist Pharmaceuticals, Inc.(NON)	199	8,529

Gilead Sciences, Inc.(NON)	2,959	134,634

InterMune, Inc.(NON)	181	2,429

Medicines Co. (The)(NON)	522	11,186

Momenta Pharmaceuticals, Inc.(NON)	85	1,246

Onyx Pharmaceuticals, Inc.(NON)	58	2,223

PDL BioPharma, Inc.	706	4,504

RTI Biologics, Inc.(NON)	665	2,461

Spectrum Pharmaceuticals, Inc.(NON)	250	3,548

United Therapeutics Corp.(NON)	667	32,538

		212,175
Broadcasting (0.5%)

Belo Corp. Class A	1,329	9,529

CBS Corp. Class B	2,765	83,233

Knology, Inc.(NON)	399	7,114

LIN TV Corp. Class A(NON)	707	2,913

Sinclair Broadcast Group, Inc. Class A	682	7,788

		110,577
Cable television (1.7%)

Comcast Corp. Class A	7,650	224,757

HSN, Inc.	108	4,013

IAC/InterActiveCorp.	2,198	100,229

Kabel Deutschland Holding AG (Germany)(NON)	205	12,310

		341,309
Capital goods (—%)

Great Lakes Dredge & Dock Corp.	1,196	8,480

		8,480
Chemicals (3.4%)

Agrium, Inc. (Canada)	32	2,725

Albemarle Corp.	511	33,991

American Vanguard Corp.	317	5,237

Arkema (France)	22	2,016

BASF SE (Germany)	371	32,573

Cambrex Corp.(NON)	455	3,030

CF Industries Holdings, Inc.	333	63,243

Cytec Industries, Inc.	314	18,670

Formosa Chemicals & Fibre Corp. (Taiwan)	2,000	6,219

Givaudan SA (Switzerland)(NON)	8	7,556

Incitec Pivot, Ltd. (Australia)	537	1,863

Innophos Holdings, Inc.	179	9,018

Innospec, Inc.(NON)	117	3,622

Intrepid Potash, Inc.(NON)	46	1,163

K&S AG (Germany)	94	4,693

Koninklijke DSM NV (Netherlands)	330	18,356

Koppers Holdings, Inc.	147	5,532

Kraton Performance Polymers, Inc.(NON)	135	3,752

Landec Corp.(NON)	498	3,137

Linde AG (Germany)	127	21,116

LyondellBasell Industries NV Class A (Netherlands)	1,479	63,862

Minerals Technologies, Inc.	61	3,939

Monsanto Co.	2,103	162,730

Mosaic Co. (The)	34	1,964

NewMarket Corp.	15	2,736

Nitto Denko Corp. (Japan)	800	32,828

Nufarm, Ltd. (Australia)(NON)	268	1,349

OM Group, Inc.(NON)	209	5,743

PolyOne Corp.	436	5,855

Potash Corp. of Saskatchewan, Inc. (Canada)	95	4,422

PPG Industries, Inc.	735	67,068

Sasol, Ltd. (South Africa)	240	12,775

Sociedad Quimica y Minera de Chile SA ADR (Chile)	55	3,255

Syngenta AG (Switzerland)	89	29,021

TPC Group, Inc.(NON)	299	10,387

Valspar Corp.	555	25,692

W.R. Grace & Co.(NON)	230	13,101

Westlake Chemical Corp.	163	10,026

Yara International ASA (Norway)	51	2,501

		706,766
Coal (0.3%)

Peabody Energy Corp.	1,201	42,316

PT Adaro Energy Tbk (Indonesia)	70,000	14,792

		57,108
Commercial and consumer services (1.5%)

Alliance Data Systems Corp.(NON)	415	50,469

Bunzl PLC (United Kingdom)	920	14,080

Compass Group PLC (United Kingdom)	910	9,121

Deluxe Corp.	240	5,921

Dun & Bradstreet Corp. (The)	345	28,514

Expedia, Inc.	601	20,464

Global Cash Access, Inc.(NON)	725	4,031

Global Payments, Inc.	766	40,041

Orbitz Worldwide, Inc.(NON)	758	2,721

Randstad Holding NV (Netherlands)	125	4,730

Swire Pacific, Ltd. (Hong Kong)	3,000	34,007

SYKES Enterprises, Inc.(NON)	180	2,480

TNS, Inc.(NON)	210	3,849

Towers Watson & Co. Class A	401	25,601

URS Corp.(NON)	555	24,226

VistaPrint NV(NON)	736	29,849

		300,104
Communications equipment (0.9%)

Cisco Systems, Inc.	8,392	166,832

RF Micro Devices, Inc.(NON)	808	3,854

Wistron NeWeb Corp. (Taiwan)	4,149	9,330

		180,016
Components (—%)

Coherent, Inc.(NON)	57	3,162

		3,162
Computers (4.4%)

Actuate Corp.(NON)	1,498	9,048

Anixter International, Inc.(NON)	55	3,825

Apple, Inc.(NON)	1,218	660,691

Aspen Technology, Inc.(NON)	163	3,351

Brocade Communications Systems, Inc.(NON)	3,641	21,527

Dell, Inc.(NON)	4,466	77,262

Fujitsu, Ltd. (Japan)	7,000	37,744

InnerWorkings, Inc.(NON)	235	2,679

Ixia(NON)	389	5,376

Lexmark International, Inc. Class A	82	3,024

Monotype Imaging Holdings, Inc.(NON)	272	3,816

MTS Systems Corp.	85	4,174

Polycom, Inc.(NON)	1,260	26,640

STEC, Inc.(NON)	281	2,723

Synchronoss Technologies, Inc.(NON)	69	2,309

Western Digital Corp.(NON)	954	37,445

Xyratex, Ltd. (United Kingdom)	213	3,647

		905,281
Conglomerates (2.2%)

AMETEK, Inc.	984	47,244

Danaher Corp.	2,567	137,135

General Electric Co.	6,937	132,150

Marubeni Corp. (Japan)	1,000	7,102

Siemens AG (Germany)	159	15,858

Tyco International, Ltd.	2,266	118,154

		457,643
Construction (0.7%)

Asia Cement Corp. (Taiwan)	8,000	10,183

Chicago Bridge & Iron Co., NV (Netherlands)	690	32,099

China National Building Material Co., Ltd. (China)	12,000	17,078

China National Materials Co., Ltd. (China)	26,000	12,549

China Shanshui Cement Group, Ltd. (China)	12,000	10,987

Empresas ICA SAB de CV (Mexico)(NON)	5,500	10,138

Fletcher Building, Ltd. (New Zealand)	1,915	10,401

Fortune Brands Home & Security, Inc.(NON)	1,170	22,759

Siam Cement PCL NVDR (Thailand)	1,200	14,094

		140,288
Consumer (0.1%)

Christian Dior SA (France)	56	8,688

Helen of Troy, Ltd. (Bermuda)(NON)	87	2,828

		11,516
Consumer finance (0.2%)

African Bank Investments, Ltd. (South Africa)	2,877	15,048

Housing Development Finance Corp. (India)	581	7,804

LIC Housing Finance, Ltd. (India)	1,633	8,634

Nelnet, Inc. Class A	175	4,624

Ocwen Financial Corp.(NON)	513	8,264

Portfolio Recovery Associates, Inc.(NON)	36	2,510

		46,884
Consumer goods (0.7%)

Kao Corp. (Japan)	700	17,923

Procter & Gamble Co. (The)	1,728	116,675

		134,598
Consumer services (0.1%)

Avis Budget Group, Inc.(NON)	628	8,101

Corrections Corporation of America(NON)	803	19,872

Dollar Thrifty Automotive Group(NON)	38	2,885

		30,858
Distribution (0.2%)

Beacon Roofing Supply, Inc.(NON)	201	4,740

Core-Mark Holding Co., Inc.	56	2,244

Spartan Stores, Inc.	148	2,640

Toyota Tsusho Corp. (Japan)	1,100	22,111

		31,735
Electric utilities (2.6%)

AES Corp. (The)(NON)	4,050	54,918

Ameren Corp.	1,557	49,933

CenterPoint Energy, Inc.	2,673	50,526

Chubu Electric Power, Inc. (Japan)	300	5,493

CMS Energy Corp.	1,710	36,611

DTE Energy Co.	1,047	56,383

Enel SpA (Italy)	3,812	15,297

Entergy Corp.	1,039	69,229

GDF Suez (France)	813	21,089

PG&E Corp.	2,188	91,517

Red Electrica Corp. SA (Spain)	438	22,114

RWE AG (Germany)	201	9,158

TECO Energy, Inc.	1,573	28,235

Westar Energy, Inc.	863	23,750

		534,253
Electrical equipment (1.3%)

ABB, Ltd. (Switzerland)(NON)	1,060	21,699

Emerson Electric Co.	3,315	166,778

Harbin Equipment Co., Ltd. (China)	6,000	6,878

Hitachi, Ltd. (Japan)	7,000	40,768

Mitsubishi Electric Corp. (Japan)	4,000	35,958

Newport Corp.(NON)	107	1,789

		273,870
Electronics (2.8%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)	99	3,911

Agilent Technologies, Inc.(NON)	1,706	75,136

Broadcom Corp. Class A(NON)	1,638	61,314

Cavium, Inc.(NON)	76	2,715

Cirrus Logic, Inc.(NON)	271	6,390

EnerSys(NON)	197	6,615

Entropic Communications, Inc.(NON)	701	4,322

FEI Co.(NON)	222	9,883

GT Advanced Technologies, Inc.(NON)	108	924

Hollysys Automation Technologies, Ltd. (China)(NON)	1,079	10,963

Hon Hai Precision Industry Co., Ltd. (Taiwan)	7,200	24,933

Hynix Semiconductor, Inc. (South Korea)	420	11,265

Infineon Technologies AG (Germany)	1,860	18,811

Integrated Silicon Solutions, Inc.(NON)	114	1,206

Intel Corp.	2,697	72,495

L-3 Communications Holdings, Inc.	628	44,117

NVIDIA Corp.(NON)	2,390	36,823

Omnivision Technologies, Inc.(NON)	140	2,292

QLogic Corp.(NON)	3,263	56,091

Samsung Electronics Co., Ltd. (South Korea)	68	73,004

Skyworks Solutions, Inc.(NON)	361	9,736

Skyworth Digital Holdings, Ltd. (China)	18,000	9,983

Tripod Technology Corp. (Taiwan)	2,440	7,539

TTM Technologies, Inc.(NON)	528	6,183

Vishay Intertechnology, Inc.(NON)	1,485	18,670

		575,321
Energy (oil field) (1.6%)

Basic Energy Services, Inc.(NON)	358	7,110

Compagnie Generale de Geophysique-Veritas (France)(NON)	942	29,104

Eurasia Drilling Co., Ltd. GDR (Russia)	542	15,962

Helix Energy Solutions Group, Inc.(NON)	485	9,331

Key Energy Services, Inc.(NON)	565	9,639

National Oilwell Varco, Inc.	1,318	110,692

Newpark Resources, Inc.(NON)	485	3,817

Oceaneering International, Inc.	1,082	58,720

Petrofac, Ltd. (United Kingdom)	1,250	31,639

Schlumberger, Ltd.	467	36,244

Superior Energy Services(NON)	908	26,779

		339,037
Energy (other) (—%)

REX American Resources Corp.(NON)	111	3,404

		3,404
Engineering and construction (0.7%)

Daelim Industrial Co., Ltd. (South Korea)	171	19,120

Fluor Corp.	1,001	60,540

KEPCO Engineering & Construction Co., Inc. (South Korea)	50	4,573

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	200	6,923

McDermott International, Inc.(NON)	1,657	22,473

Samsung Engineering Co., Ltd. (South Korea)	64	13,446

SembCorp Industries, Ltd. (Singapore)	5,000	21,033

Singapore Technologies Engineering, Ltd. (Singapore)	2,000	5,081

		153,189
Entertainment (0.3%)

Dolby Laboratories, Inc. Class A(NON)	472	18,478

Sony Corp. (Japan)	1,500	32,077

Town Sports International Holdings, Inc.(NON)	322	3,317

VOXX International Corp.(NON)	457	5,845

		59,717
Environmental (0.1%)

Tetra Tech, Inc.(NON)	95	2,333

Woongjin Coway Company, Ltd. (South Korea)	240	8,043

		10,376
Financial (0.9%)

3i Group PLC (United Kingdom)	2,024	6,102

Assurant, Inc.	765	32,490

BM&F Bovespa SA (Brazil)	1,600	10,705

CBOE Holdings, Inc.	1,228	34,092

CIT Group, Inc.(NON)	564	22,714

KB Financial Group, Inc. (South Korea)	480	17,534

MarketAxess Holdings, Inc.	36	1,192

Nasdaq OMX Group, Inc. (The)(NON)	1,646	43,356

ORIX Corp. (Japan)	160	15,436

Sovran Self Storage, Inc.(R)	88	4,181

Yuanta Financial Holding Co., Ltd. (Taiwan)(NON)	11,467	6,714

		194,516
Food (1.1%)

BRF - Brasil Foods SA ADR (Brazil)	89	1,861

Bunge, Ltd.	36	2,424

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)	2,000	129

Chiquita Brands International, Inc.(NON)	31	297

ConAgra Foods, Inc.	2,565	67,927

Corn Products International, Inc.	37	2,122

Distribuidora Internacional de Alimentacion SA (Spain)(NON)	1,789	8,747

Glanbia PLC (Ireland)	112	836

IOI Corp. Bhd (Malaysia)	1,000	1,797

Kerry Group PLC Class A (Ireland)	361	15,391

Kuala Lumpur Kepong Bhd (Malaysia)	200	1,559

Maple Leaf Foods, Inc. (Canada)	72	823

Nestle SA (Switzerland)	900	55,013

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	3,500	1,022

Smithfield Foods, Inc.(NON)	40	937

Tate & Lyle PLC (United Kingdom)	2,363	26,221

Tesco PLC (United Kingdom)	923	4,642

Tyson Foods, Inc. Class A	71	1,343

Unilever PLC (United Kingdom)	162	5,234

Yamazaki Baking Co., Inc. (Japan)	2,000	26,936

Zhongpin, Inc. (China)(NON)	1,055	11,626

		236,887
Forest products and packaging (0.4%)

Bemis Co., Inc.	677	21,462

Domtar Corp. (Canada)	249	23,872

KapStone Paper and Packaging Corp.(NON)	407	8,181

Sealed Air Corp.	1,212	23,792

		77,307
Gaming and lottery (0.1%)

Ameristar Casinos, Inc.	269	5,337

OPAP SA (Greece)	932	8,319

Shuffle Master, Inc.(NON)	172	2,511

		16,167
Health-care services (3.2%)

Aetna, Inc.	1,582	73,974

Air Methods Corp.(NON)	19	1,714

Alfresa Holdings Corp. (Japan)	200	8,765

Amedisys, Inc.(NON)	45	578

AmerisourceBergen Corp.	1,208	45,119

AmSurg Corp.(NON)	125	3,266

athenahealth, Inc.(NON)	57	4,028

Centene Corp.(NON)	121	5,905

Computer Programs & Systems, Inc.	47	2,859

Epocrates, Inc.(NON)	245	2,279

Gentiva Health Services, Inc.(NON)	91	714

HCA Holdings, Inc.	685	18,634

Health Management Associates, Inc. Class A(NON)	1,753	13,020

HealthSouth Corp.(NON)	374	7,615

Humana, Inc.	722	62,886

Kindred Healthcare, Inc.(NON)	382	3,931

Lincare Holdings, Inc.	106	2,847

Magellan Health Services, Inc.(NON)	78	3,686

McKesson Corp.	1,022	85,347

Metropolitan Health Networks, Inc.(NON)	473	3,954

Molina Healthcare, Inc.(NON)	334	11,343

Omnicare, Inc.	650	22,867

Quality Systems, Inc.	115	4,930

Sun Healthcare Group, Inc.(NON)	741	3,305

Suzuken Co., Ltd. (Japan)	400	11,756

Triple-S Management Corp. Class B (Puerto Rico)(NON)	228	5,397

UnitedHealth Group, Inc.	3,598	200,589

Warner Chilcott PLC Class A (Ireland)(NON)	1,908	32,094

WellCare Health Plans, Inc.(NON)	189	12,826

		656,228
Household furniture and appliances (0.1%)

Conn's, Inc.(NON)	331	4,389

La-Z-Boy, Inc.(NON)	422	6,030

Select Comfort Corp.(NON)	179	5,297

Whirlpool Corp.	122	9,220

		24,936
Insurance (3.2%)

AIA Group, Ltd. (Hong Kong)	4,600	17,410

Allianz SE (Germany)	116	14,068

Allied World Assurance Co. Holdings AG	428	28,235

American Equity Investment Life Holding Co.	475	5,748

American Financial Group, Inc.	676	25,316

American Safety Insurance Holdings, Ltd.(NON)	230	4,441

Amtrust Financial Services, Inc.	85	2,296

AON Corp.	1,942	91,842

Arch Capital Group, Ltd.(NON)	1,006	37,272

Assured Guaranty, Ltd. (Bermuda)	1,863	31,298

Aviva PLC (United Kingdom)	5,395	31,611

AXA SA (France)	1,408	22,708

Berkshire Hathaway, Inc. Class B(NON)	869	68,173

CNO Financial Group, Inc.(NON)	648	4,808

Everest Re Group, Ltd.	354	31,188

Fidelity National Financial, Inc. Class A	1,774	30,907

Hartford Financial Services Group, Inc. (The)	2,916	60,390

Maiden Holdings, Ltd. (Bermuda)	308	2,664

Protective Life Corp.	143	3,971

Reinsurance Group of America, Inc. Class A	573	32,823

RenaissanceRe Holdings, Ltd.	408	29,360

Stancorp Financial Group	106	4,215

Suncorp Group, Ltd. (Australia)	1,775	15,466

Swiss Life Holding AG (Switzerland)(NON)	191	22,020

Symetra Financial Corp.	317	3,151

Transatlantic Holdings, Inc.	50	3,030

W.R. Berkley Corp.	909	32,673

		657,084
Investment banking/Brokerage (1.7%)

Deutsche Bank AG (Germany)	474	22,138

Eaton Vance Corp.	1,582	45,897

Federated Investors, Inc.	223	4,569

Interactive Brokers Group, Inc. Class A	422	6,693

Investment AB Kinnevik Class B (Sweden)	942	21,469

Israel Corp., Ltd. (The) (Israel)	32	19,212

Jefferies Group, Inc.	2,426	41,175

Morgan Stanley	7,662	142,052

National Financial Partners Corp.(NON)	152	2,320

TD Ameritrade Holding Corp.	2,617	47,478

		353,003
Leisure (—%)

Brunswick Corp.	234	5,595

		5,595
Lodging/Tourism (0.7%)

Genting Bhd (Malaysia)	4,300	15,159

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)	226	6,936

Marriott International, Inc. Class A	1,263	44,726

Wyndham Worldwide Corp.	813	35,764

Wynn Resorts, Ltd.	390	45,942

		148,527
Machinery (1.2%)

AGCO Corp.(NON)	708	37,311

Applied Industrial Technologies, Inc.	249	10,002

Cascade Corp.	128	6,815

Chart Industries, Inc.(NON)	128	8,754

CNH Global NV (Netherlands)(NON)	59	2,532

Cummins, Inc.	949	114,420

Deere & Co.	46	3,815

DXP Enterprises, Inc.(NON)	141	5,217

Franklin Electric Co., Inc.	98	4,901

Fuji Electric Co., Ltd. (Japan)	6,000	15,491

IHI Corp. (Japan)	3,000	7,566

Kadant, Inc.(NON)	175	3,822

Lindsay Corp.	29	1,902

NACCO Industries, Inc. Class A	20	1,956

Sauer-Danfoss, Inc.(NON)	82	4,439

Schindler Holding AG (Switzerland)	114	14,050

Zebra Technologies Corp. Class A(NON)	103	3,959

		246,952
Manufacturing (0.9%)

AZZ, Inc.	79	3,966

Chase Corp.	151	2,190

Dover Corp.	1,029	65,876

Generac Holdings, Inc.(NON)	127	3,231

Greenbrier Companies, Inc.(NON)	378	9,556

ITT Corp.	736	17,489

LSB Industries, Inc.(NON)	301	12,106

Polypore International, Inc.(NON)	51	2,097

Standex International Corp.	77	2,942

Textron, Inc.	1,705	47,454

TriMas Corp.(NON)	400	9,692

		176,599
Media (1.0%)

Media Nusantara Citra Tbk PT (Indonesia)	36,500	6,759

News Corp. Class A	5,035	100,044

Viacom, Inc. Class B	2,153	102,525

		209,328
Medical technology (0.8%)

ABIOMED, Inc.(NON)	214	4,468

Affymetrix, Inc.(NON)	538	2,243

C.R. Bard, Inc.	408	38,296

Coloplast A/S Class B (Denmark)	81	13,325

Conmed Corp.(NON)	258	7,699

Cooper Companies, Inc. (The)	74	5,882

Fresenius SE (Germany)	172	17,782

Greatbatch, Inc.(NON)	323	7,994

Kensey Nash Corp.	93	2,100

MELA Sciences, Inc.(NON)	603	2,786

OraSure Technologies, Inc.(NON)	1,360	13,641

ResMed, Inc.(NON)	821	24,312

STAAR Surgical Co.(NON)	272	2,837

Synergetics USA, Inc.(NON)	334	2,104

Synthes, Inc. (Switzerland)	98	16,963

Volcano Corp.(NON)	149	4,176

Zoll Medical Corp.(NON)	29	2,121

		168,729
Metals (1.4%)

Ampco-Pittsburgh Corp.	25	530

Assa Abloy AB Class B (Sweden)	932	28,312

BHP Billiton PLC (United Kingdom)	640	20,745

BHP Billiton, Ltd. (Australia)	880	33,798

Cliffs Natural Resources, Inc.	747	48,295

Gold Fields, Ltd. (South Africa)	519	8,208

Horsehead Holding Corp.(NON)	278	3,169

L.B. Foster Co. Class A	54	1,590

NN, Inc.(NON)	383	3,424

Rio Tinto PLC (United Kingdom)	620	35,351

Rio Tinto, Ltd. (Australia)	329	23,482

Steel Dynamics, Inc.	1,340	20,237

Sterlite Industries (India), Ltd. (India)	2,086	5,236

Sterlite Industries (India), Ltd. ADR (India)	632	6,269

Vale SA ADR (Brazil)	773	19,433

Vale SA ADR (Preference) (Brazil)	779	19,148

voestalpine AG (Austria)	535	18,964

		296,191
Natural gas utilities (0.3%)

Centrica PLC (United Kingdom)	2,964	14,335

National Grid PLC (United Kingdom)	2,741	27,974

Toho Gas Co., Ltd. (Japan)	2,000	11,667

		53,976
Office equipment and supplies (0.3%)

Societe BIC SA (France)	177	17,797

Staples, Inc.	3,360	50,509

		68,306
Oil and gas (8.4%)

BP PLC (United Kingdom)	2,851	22,334

Caltex Australia, Ltd. (Australia)	1,360	19,937

Chevron Corp.	3,373	368,062

Clayton Williams Energy, Inc.(NON)	53	4,683

CNOOC, Ltd. (China)	6,000	13,587

ConocoPhillips	745	57,030

Contango Oil & Gas Co.(NON)	64	4,069

CVR Energy, Inc.(NON)	236	6,422

Diamond Offshore Drilling, Inc.	400	27,529

Energy Partners, Ltd.(NON)	254	4,328

ENI SpA (Italy)	1,330	30,673

Exxon Mobil Corp.	4,126	356,899

Gazprom OAO ADR (Russia)	3,651	48,376

Helmerich & Payne, Inc.	503	30,546

HollyFrontier Corp.	988	32,238

Lukoil OAO ADR (Russia)	400	25,660

Marathon Oil Corp.	2,395	81,167

Marathon Petroleum Corp.	1,368	56,840

Murphy Oil Corp.	796	50,896

Occidental Petroleum Corp.	1,347	140,586

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	1,873	18,542

Pacific Rubiales Energy Corp. (Colombia)	483	14,025

Petroleo Brasileiro SA ADR (Preference) (Brazil)	659	18,775

Repsol YPF SA (Spain)	509	13,271

Rosetta Resources, Inc.(NON)	59	3,011

Royal Dutch Shell PLC Class A (United Kingdom)	433	15,751

Royal Dutch Shell PLC Class B (United Kingdom)	942	34,911

Statoil ASA (Norway)	1,179	33,750

Stone Energy Corp.(NON)	443	14,154

Swift Energy Co.(NON)	209	6,276

Tesoro Corp.(NON)	883	23,426

Total SA (France)	564	31,552

Unit Corp.(NON)	82	3,901

Vaalco Energy, Inc.(NON)	870	6,864

Valero Energy Corp.	3,364	82,384

W&T Offshore, Inc.	209	5,277

Western Refining, Inc.	198	3,594

WPX Energy, Inc.	1,294	23,838

		1,735,164
Pharmaceuticals (5.1%)

Abbott Laboratories	302	17,096

AstraZeneca PLC (United Kingdom)	462	20,635

Bayer AG (Germany)	77	5,694

Depomed, Inc.(NON)	332	2,088

Eli Lilly & Co.	3,739	146,718

Endo Pharmaceuticals Holdings, Inc.(NON)	1,152	42,705

Forest Laboratories, Inc.(NON)	3,078	100,097

GlaxoSmithKline PLC (United Kingdom)	1,988	43,867

Hi-Tech Pharmacal Co., Inc.(NON)	134	5,349

Jazz Pharmaceuticals PLC (Ireland)(NON)	430	22,562

Johnson & Johnson	1,656	107,772

MAP Pharmaceuticals, Inc.(NON)	154	2,472

Medicis Pharmaceutical Corp. Class A	126	4,402

Merck & Co., Inc.	1,231	46,987

Novartis AG (Switzerland)	585	31,872

Novo Nordisk A/S Class B (Denmark)	166	23,277

Obagi Medical Products, Inc.(NON)	549	6,231

Orion Oyj Class B (Finland)	450	9,694

Otsuka Holdings Company, Ltd. (Japan)	900	25,234

Par Pharmaceutical Cos., Inc.(NON)	370	13,731

Pernix Therapeutics Holdings(NON)	224	1,931

Pfizer, Inc.	13,046	275,271

Questcor Pharmaceuticals, Inc.(NON)	65	2,529

Roche Holding AG (Switzerland)	186	32,381

Salix Pharmaceuticals, Ltd.(NON)	59	2,910

Sanofi (France)	609	45,039

ViroPharma, Inc.(NON)	529	16,960

		1,055,504
Power producers (0.2%)

China WindPower Group, Ltd. (China)(NON)	180,000	8,973

NRG Energy, Inc.(NON)	1,778	30,404

		39,377
Publishing (0.5%)

Gannett Co., Inc.	1,495	22,787

McGraw-Hill Cos., Inc. (The)	1,340	62,360

Quad/Graphics, Inc.	331	4,955

R. R. Donnelley & Sons Co.	1,400	19,348

		109,450
Railroads (0.2%)

Central Japan Railway Co. (Japan)	5	41,109

Genesee & Wyoming, Inc. Class A(NON)	50	2,971

		44,080
Real estate (3.0%)

Agree Realty Corp.(R)	140	3,360

American Capital Agency Corp.(R)	65	1,996

Apollo Commercial Real Estate Finance, Inc.(R)	272	4,066

Arlington Asset Investment Corp. Class A	97	2,241

Ashford Hospitality Trust, Inc.(R)	561	4,735

AvalonBay Communities, Inc.(R)	418	54,202

C C Land Holdings, Ltd. (China)	31,000	8,203

CBL & Associates Properties, Inc.(R)	369	6,505

Chimera Investment Corp.(R)	6,102	18,930

China Overseas Land & Investment, Ltd. (China)	4,000	8,268

Dynex Capital, Inc.(R)	352	3,348

Equity Residential Trust(R)	1,232	70,088

Extra Space Storage, Inc.(R)	119	3,138

First Industrial Realty Trust(NON)(R)	253	2,990

Glimcher Realty Trust(R)	355	3,515

Guangzhou R&F Properties Co., Ltd. (China)	9,600	12,646

Hang Lung Group, Ltd. (Hong Kong)	2,000	13,462

HFF, Inc. Class A(NON)	324	4,669

Invesco Mortgage Capital, Inc.(R)	140	2,398

Jones Lang LaSalle, Inc.	155	12,619

Lexington Realty Trust(R)	1,820	15,743

LSR Group OJSC GDR (Russia)	1,071	5,671

LTC Properties, Inc.(R)	202	6,234

MFA Financial, Inc.(R)	479	3,497

Mission West Properties(R)	269	2,690

National Health Investors, Inc.(R)	217	10,227

Newcastle Investment Corp.(R)	722	3,935

Omega Healthcare Investors, Inc.(R)	149	3,035

One Liberty Properties, Inc.(R)	194	3,391

PS Business Parks, Inc.(R)	77	4,806

Public Storage(R)	566	76,632

Rayonier, Inc.(R)	799	35,571

Simon Property Group, Inc.(R)	1,039	140,764

St. Joe Co. (The)(NON)	685	11,035

Starwood Property Trust, Inc.(R)	109	2,152

Summit Hotel Properties, Inc.(R)	768	7,073

Universal Health Realty Income Trust(R)	48	1,814

Urstadt Biddle Properties, Inc. Class A(R)	151	2,872

Westfield Retail Trust (Australia)(R)	10,272	27,526

Wheelock and Co., Ltd. (Hong Kong)	2,000	6,862

		612,909
Regional Bells (0.6%)

AT&T, Inc.	3,608	110,369

Cincinnati Bell, Inc.(NON)	1,451	5,441

		115,810
Restaurants (0.4%)

AFC Enterprises(NON)	703	11,241

Brinker International, Inc.	810	22,338

Denny's Corp.(NON)	1,431	5,939

DineEquity, Inc.(NON)	45	2,402

Domino's Pizza, Inc.(NON)	69	2,654

McDonald's Corp.	341	33,854

		78,428
Retail (7.8%)

Advance Auto Parts, Inc.	389	33,209

Aeon Co., Ltd. (Japan)	1,000	12,673

Ascena Retail Group, Inc.(NON)	156	6,022

Bed Bath & Beyond, Inc.(NON)	1,089	65,353

Best Buy Co., Inc.	1,535	39,269

Big Lots, Inc.(NON)	203	8,902

BR Malls Participacoes SA (Brazil)	2,285	29,287

Buckle, Inc. (The)	201	9,029

Cabela's, Inc.(NON)	276	9,792

Cato Corp. (The) Class A	76	2,060

Coach, Inc.	1,179	88,236

Costco Wholesale Corp.	1,838	158,178

CVS Caremark Corp.	4,887	220,404

Dillards, Inc. Class A	555	34,204

DSW, Inc. Class A	82	4,625

Elders, Ltd. (Australia)(NON)	1,605	404

Express, Inc.(NON)	298	7,092

Finish Line, Inc. (The) Class A	410	9,426

Foot Locker, Inc.	1,921	56,036

GameStop Corp. Class A(NON)	928	21,140

Genesco, Inc.(NON)	83	5,656

GNC Holdings, Inc. Class A(NON)	243	7,866

Herbalife, Ltd.	855	57,073

Home Depot, Inc. (The)	4,637	220,582

Hyundai Department Store Co., Ltd. (South Korea)	41	6,093

Industria de Diseno Textil (Inditex) SA (Spain)	228	21,054

Kingfisher PLC (United Kingdom)	3,321	15,015

Koninklijke Ahold NV (Netherlands)	1,810	25,031

Kroger Co. (The)	3,276	77,936

Lewis Group, Ltd. (South Africa)	897	9,060

Macy's, Inc.	1,827	69,321

Men's Wearhouse, Inc. (The)	157	6,081

Next PLC (United Kingdom)	534	23,541

O'Reilly Automotive, Inc.(NON)	597	51,606

PCD Stores Group, Ltd. (China)	44,000	8,437

PETsMART, Inc.	619	34,430

Pier 1 Imports, Inc.(NON)	239	4,104

PVH Corp.	44	3,740

Rent-A-Center, Inc.	124	4,392

Safeway, Inc.	2,532	54,311

Sally Beauty Holdings, Inc.(NON)	260	6,188

Sonic Automotive, Inc. Class A	903	15,468

USANA Health Sciences, Inc.(NON)	69	2,560

Wal-Mart Stores, Inc.	560	33,085

Woolworths, Ltd. (Australia)	766	20,658

		1,598,629
Schools (—%)

Career Education Corp.(NON)	184	1,586

Corinthian Colleges, Inc.(NON)	742	3,332

Lincoln Educational Services Corp.	109	922

		5,840
Semiconductor (1.0%)

Applied Materials, Inc.	4,201	51,420

ASML Holding NV (Netherlands)	300	13,789

Entegris, Inc.(NON)	576	5,207

KLA-Tencor Corp.	707	34,772

Kulicke & Soffa Industries, Inc.(NON)	592	6,666

Lam Research Corp.(NON)	664	27,903

Nanometrics, Inc.(NON)	132	2,317

Nova Measuring Instruments, Ltd. (Israel)(NON)	400	2,952

Photronics, Inc.(NON)	467	3,274

Qualcomm, Inc.	562	34,945

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,000	5,495

Teradyne, Inc.(NON)	1,514	24,860

		213,600
Shipping (0.3%)

Swift Transportation Co.(NON)	679	7,958

Wabtec Corp.	338	25,868

Yangzijiang Shipbuilding Holdings, Ltd. (China)	32,000	34,524

		68,350
Software (3.5%)

BMC Software, Inc.(NON)	1,247	47,825

CA, Inc.	2,209	59,709

Cadence Design Systems, Inc.(NON)	3,008	35,531

Concur Technologies, Inc.(NON)	59	3,478

JDA Software Group, Inc.(NON)	229	5,739

Manhattan Associates, Inc.(NON)	75	3,477

Microsoft Corp.	12,613	400,337

NTT Data Corp. (Japan)	2	6,747

Oracle Corp.	1,459	42,705

SAP AG (Germany)	95	6,411

Symantec Corp.(NON)	3,893	70,083

Tencent Holdings, Ltd. (China)	700	18,060

TIBCO Software, Inc.(NON)	240	6,953

Ultimate Software Group, Inc.(NON)	47	3,282

Websense, Inc.(NON)	160	2,882

		713,219
Staffing (0.1%)

Robert Half International, Inc.	1,031	29,881

		29,881
Technology (0.3%)

CACI International, Inc. Class A(NON)	99	5,855

Softbank Corp. (Japan)	900	26,844

Tech Data Corp.(NON)	430	22,996

		55,695
Technology services (2.8%)

Acxiom Corp.(NON)	259	3,636

AOL, Inc.(NON)	1,642	29,535

Baidu, Inc. ADR (China)(NON)	55	7,519

Computershare, Ltd. (Australia)	544	4,504

Fair Isaac Corp.	276	11,172

Google, Inc. Class A(NON)	518	320,254

IBM Corp.	857	168,598

Infospace, Inc.(NON)	175	2,032

LivePerson, Inc.(NON)	160	2,413

Mail.ru Group., Ltd. GDR (Russia)(NON)	274	10,837

Perfect World Co., Ltd. ADR (China)(NON)	861	10,590

Tyler Technologies, Inc.(NON)	66	2,493

Unisys Corp.(NON)	61	1,139

		574,722
Telecommunications (1.2%)

ADTRAN, Inc.	143	5,041

Allot Communications, Ltd. (Israel)(NON)	272	4,855

Aruba Networks, Inc.(NON)	192	4,145

Bharti Airtel, Ltd. (India)	1,798	12,788

BroadSoft, Inc.(NON)	66	2,400

BT Group PLC (United Kingdom)	12,241	41,870

China Mobile, Ltd. (China)	2,000	21,265

EchoStar Corp. Class A(NON)	698	20,919

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	628	12,826

France Telecom SA (France)	1,189	18,146

InterDigital, Inc.	37	1,400

Loral Space & Communications, Inc.(NON)	73	5,201

Lumos Networks Corp.	105	1,344

MetroPCS Communications, Inc.(NON)	1,083	11,155

NeuStar, Inc. Class A(NON)	155	5,433

Premiere Global Services, Inc.(NON)	249	2,154

Tele2 AB Class B (Sweden)	616	12,540

Telefonica SA (Spain)	1,096	18,705

TIM Participacoes SA ADR (Brazil)	478	14,364

USA Mobility, Inc.	211	2,895

Vodafone Group PLC (United Kingdom)	7,595	20,462

		239,908
Telephone (1.4%)

Deutsche Telekom AG (Germany)	1,063	12,406

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	500	23,568

Verizon Communications, Inc.	6,453	245,924

		281,898
Textiles (0.2%)

Cia Hering (Brazil)	629	16,919

LG Fashion Corp. (South Korea)	260	9,737

Perry Ellis International, Inc.(NON)	271	4,724

Warnaco Group, Inc. (The)(NON)	77	4,521

		35,901
Tobacco (2.1%)

Japan Tobacco, Inc. (Japan)	5	26,570

KT&G Corp. (South Korea)	239	15,622

Lorillard, Inc.	708	92,805

Philip Morris International, Inc.	3,663	305,934

		440,931
Toys (—%)

Leapfrog Enterprises, Inc.(NON)	1,346	9,462

		9,462
Transportation services (—%)

ComfortDelgro Corp., Ltd. (Singapore)	7,000	8,547

		8,547
Trucks and parts (0.2%)

Aisin Seiki Co., Ltd. (Japan)	500	17,646

American Axle & Manufacturing Holdings, Inc.(NON)	190	2,164

Hyundai Mobis (South Korea)	62	15,825

Standard Motor Products, Inc.	148	3,363

		38,998

Total common stocks (cost $16,718,088)		$19,623,407

INVESTMENT COMPANIES (2.3%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	4,200	$6,405

iShares Russell 2000 Growth Index Fund	214	20,033

iShares Russell 2000 Value Index Fund	195	13,859

SPDR S&P 500 ETF Trust	3,050	417,454

SPDR S&P Midcap 400 ETF Trust	96	17,056

Total investment Companies (cost $343,904)		$474,807

SHORT-TERM INVESTMENTS (3.5%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	6,350	$6,350

Putnam Money Market Liquidity Fund 0.09%(e)	579,550	579,550

U.S. Treasury Bills with an effective yield of 0.139%, February 7, 2013(SEG)	$129,000	128,801

Total short-term investments (cost $714,728)		$714,701

TOTAL INVESTMENTS

Total investments (cost $17,776,720)(b)		$20,812,915

FORWARD CURRENCY CONTRACTS at 2/29/12 (aggregate face value $13,405,790) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	3/22/12	$124,551	$124,402	$(149)
	British Pound	Sell	3/22/12	402,600	400,531	(2,069)
	Canadian Dollar	Sell	3/22/12	319,327	316,765	(2,562)
	Euro	Buy	3/22/12	171,214	169,645	1,569
	Japanese Yen	Buy	3/22/12	66,960	71,822	(4,862)
	Norwegian Krone	Buy	3/22/12	111,814	107,677	4,137
	South African Rand	Buy	3/22/12	14,349	14,089	260
	Swedish Krona	Buy	3/22/12	74,479	73,276	1,203
Barclays Bank PLC
	Australian Dollar	Buy	3/22/12	76,721	76,751	(30)
	Brazilian Real	Buy	3/22/12	15,185	15,132	53
	British Pound	Buy	3/22/12	130,276	129,631	645
	Canadian Dollar	Buy	3/22/12	50,510	50,122	388
	Chilean Peso	Buy	3/22/12	7,732	7,725	7
	Czech Koruna	Sell	3/22/12	19,031	18,767	(264)
	Euro	Buy	3/22/12	301,123	297,865	3,258
	Hungarian Forint	Buy	3/22/12	7,817	7,868	(51)
	Japanese Yen	Sell	3/22/12	215,345	230,102	14,757
	Mexican Peso	Sell	3/22/12	13,310	13,282	(28)
	New Zealand Dollar	Buy	3/22/12	333	390	(57)
	Norwegian Krone	Sell	3/22/12	129,672	124,938	(4,734)
	Singapore Dollar	Sell	3/22/12	17,111	17,176	65
	South African Rand	Buy	3/22/12	7,818	7,635	183
	South Korean Won	Buy	3/22/12	7,177	7,207	(30)
	Swedish Krona	Sell	3/22/12	63,636	62,352	(1,284)
	Taiwan Dollar	Sell	3/22/12	15,192	15,102	(90)
	Turkish Lira	Buy	3/22/12	12,125	12,005	120
Citibank, N.A.
	Australian Dollar	Sell	3/22/12	48,793	48,722	(71)
	Brazilian Real	Buy	3/22/12	15,185	15,177	8
	British Pound	Buy	3/22/12	167,657	166,800	857
	Canadian Dollar	Buy	3/22/12	28,589	28,377	212
	Czech Koruna	Sell	3/22/12	11,348	11,099	(249)
	Danish Krone	Sell	3/22/12	4,893	4,833	(60)
	Euro	Buy	3/22/12	71,950	71,290	660
	Hong Kong Dollar	Sell	3/22/12	108,601	108,611	10
	Japanese Yen	Sell	3/22/12	231,936	247,338	15,402
	Mexican Peso	Sell	3/22/12	13,202	13,168	(34)
	New Zealand Dollar	Sell	3/22/12	167	158	(9)
	Norwegian Krone	Sell	3/22/12	37,182	35,837	(1,345)
	Polish Zloty	Buy	3/22/12	11,530	11,178	352
	Singapore Dollar	Buy	3/22/12	28,626	28,725	(99)
	South African Rand	Sell	3/22/12	39,820	38,991	(829)
	South Korean Won	Buy	3/22/12	7,617	7,626	(9)
	Swedish Krona	Buy	3/22/12	71,775	71,184	591
	Swiss Franc	Buy	3/22/12	141,513	140,213	1,300
	Taiwan Dollar	Sell	3/22/12	15,202	15,128	(74)
	Turkish Lira	Buy	3/22/12	12,182	12,058	124
Credit Suisse AG
	Australian Dollar	Buy	3/22/12	57,032	57,050	(18)
	Brazilian Real	Buy	3/22/12	22,662	22,585	77
	British Pound	Buy	3/22/12	590,140	587,172	2,968
	Canadian Dollar	Sell	3/22/12	38,287	37,932	(355)
	Chilean Peso	Buy	3/22/12	7,435	7,485	(50)
	Czech Koruna	Sell	3/22/12	12,086	11,834	(252)
	Euro	Sell	3/22/12	16,255	16,089	(166)
	Hungarian Forint	Buy	3/22/12	7,831	8,183	(352)
	Japanese Yen	Buy	3/22/12	779,214	832,080	(52,866)
	Mexican Peso	Sell	3/22/12	14,757	14,913	156
	New Zealand Dollar	Sell	3/22/12	7,166	7,082	(84)
	Norwegian Krone	Buy	3/22/12	58,508	56,417	2,091
	Singapore Dollar	Sell	3/22/12	9,275	9,310	35
	South African Rand	Buy	3/22/12	20,534	20,636	(102)
	South Korean Won	Sell	3/22/12	219	126	(93)
	Swedish Krona	Buy	3/22/12	20,885	20,559	326
	Swiss Franc	Sell	3/22/12	24,654	24,412	(242)
	Taiwan Dollar	Sell	3/22/12	15,229	15,149	(80)
	Turkish Lira	Buy	3/22/12	12,182	12,054	128
Deutsche Bank AG
	Australian Dollar	Buy	3/22/12	15,729	15,738	(9)
	Brazilian Real	Buy	3/22/12	7,651	7,686	(35)
	British Pound	Buy	3/22/12	104,189	103,621	568
	Canadian Dollar	Buy	3/22/12	189,414	187,917	1,497
	Czech Koruna	Sell	3/22/12	15,098	14,934	(164)
	Euro	Sell	3/22/12	116,319	115,018	(1,301)
	Mexican Peso	Sell	3/22/12	4,377	4,308	(69)
	New Zealand Dollar	Buy	3/22/12	250	266	(16)
	Norwegian Krone	Sell	3/22/12	17,232	16,611	(621)
	Singapore Dollar	Sell	3/22/12	9,275	9,306	31
	South Korean Won	Buy	3/22/12	7,740	7,724	16
	Swedish Krona	Sell	3/22/12	57,233	56,290	(943)
	Turkish Lira	Buy	3/22/12	12,182	12,067	115
Goldman Sachs International
	Australian Dollar	Sell	3/22/12	38,200	38,161	(39)
	British Pound	Buy	3/22/12	31,813	31,658	155
	Canadian Dollar	Sell	3/22/12	124,457	123,403	(1,054)
	Chilean Peso	Buy	3/22/12	7,671	7,575	96
	Euro	Buy	3/22/12	5,996	5,927	69
	Japanese Yen	Sell	3/22/12	9,689	10,082	393
	Norwegian Krone	Buy	3/22/12	42,956	41,359	1,597
	Singapore Dollar	Sell	3/22/12	7,436	7,461	25
	South African Rand	Buy	3/22/12	12,424	12,370	54
	South Korean Won	Buy	3/22/12	7,488	7,503	(15)
	Swedish Krona	Sell	3/22/12	119,690	117,687	(2,003)
	Taiwan Dollar	Sell	3/22/12	15,263	15,205	(58)
	Turkish Lira	Buy	3/22/12	12,182	12,055	127
HSBC Bank USA, National Association
	Australian Dollar	Sell	3/22/12	50,826	50,689	(137)
	British Pound	Sell	3/22/12	73,330	72,982	(348)
	Canadian Dollar	Sell	3/22/12	1,414	1,369	(45)
	Euro	Buy	3/22/12	220,379	217,847	2,532
	Hong Kong Dollar	Buy	3/22/12	71,855	71,862	(7)
	Japanese Yen	Sell	3/22/12	158,604	169,480	10,876
	New Zealand Dollar	Buy	3/22/12	250	336	(86)
	Norwegian Krone	Buy	3/22/12	185,105	178,747	6,358
	Singapore Dollar	Sell	3/22/12	13,593	13,627	34
	South Korean Won	Sell	3/22/12	408	335	(73)
	Swedish Krona	Buy	3/22/12	1,601	1,574	27
	Swiss Franc	Buy	3/22/12	65,450	64,823	627
	Turkish Lira	Buy	3/22/12	8,823	8,676	147
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	3/22/12	290,725	290,446	279
	Brazilian Real	Buy	3/22/12	15,127	15,106	21
	British Pound	Buy	3/22/12	196,130	195,259	871
	Canadian Dollar	Buy	3/22/12	98,596	97,848	748
	Czech Koruna	Sell	3/22/12	11,348	11,086	(262)
	Euro	Sell	3/22/12	705,107	697,046	(8,061)
	Hong Kong Dollar	Buy	3/22/12	696	696	—
	Japanese Yen	Sell	3/22/12	292,974	313,010	20,036
	Mexican Peso	Buy	3/22/12	117,033	116,802	231
	New Zealand Dollar	Buy	3/22/12	583	591	(8)
	Norwegian Krone	Sell	3/22/12	221,643	213,805	(7,838)
	Singapore Dollar	Sell	3/22/12	61,329	61,532	203
	South African Rand	Buy	3/22/12	39,860	39,468	392
	South Korean Won	Buy	3/22/12	7,739	7,725	14
	Swedish Krona	Sell	3/22/12	55,934	54,712	(1,222)
	Swiss Franc	Sell	3/22/12	24,654	24,399	(255)
	Taiwan Dollar	Sell	3/22/12	15,239	15,173	(66)
	Turkish Lira	Buy	3/22/12	12,182	12,028	154
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	3/22/12	96,944	96,759	185
	Brazilian Real	Buy	3/22/12	22,546	22,523	23
	British Pound	Sell	3/22/12	217,286	216,296	(990)
	Canadian Dollar	Buy	3/22/12	125,771	124,619	1,152
	Czech Koruna	Sell	3/22/12	11,348	11,091	(257)
	Euro	Buy	3/22/12	370,141	365,965	4,176
	Hungarian Forint	Buy	3/22/12	7,705	7,991	(286)
	Japanese Yen	Buy	3/22/12	40,859	43,681	(2,822)
	Mexican Peso	Sell	3/22/12	20,790	20,807	17
	New Zealand Dollar	Buy	3/22/12	250	253	(3)
	Norwegian Krone	Buy	3/22/12	8,205	7,895	310
	Polish Zloty	Buy	3/22/12	7,891	7,758	133
	Singapore Dollar	Sell	3/22/12	15,032	15,095	63
	South African Rand	Sell	3/22/12	18,450	17,630	(820)
	South Korean Won	Sell	3/22/12	265	194	(71)
	Swedish Krona	Sell	3/22/12	7,898	7,404	(494)
	Swiss Franc	Sell	3/22/12	96,958	96,023	(935)
	Taiwan Dollar	Sell	3/22/12	15,304	15,209	(95)
State Street Bank and Trust Co.
	Australian Dollar	Buy	3/22/12	46,118	46,191	(73)
	Brazilian Real	Buy	3/22/12	22,662	22,695	(33)
	British Pound	Sell	3/22/12	42,312	42,070	(242)
	Canadian Dollar	Buy	3/22/12	66,472	66,085	387
	Chilean Peso	Buy	3/22/12	7,489	7,479	10
	Czech Koruna	Sell	3/22/12	15,098	14,697	(401)
	Euro	Buy	3/22/12	125,379	124,061	1,318
	Hungarian Forint	Buy	3/22/12	7,774	8,115	(341)
	Japanese Yen	Buy	3/22/12	37,714	42,023	(4,309)
	Mexican Peso	Sell	3/22/12	12,673	12,695	22
	New Zealand Dollar	Buy	3/22/12	417	448	(31)
	Norwegian Krone	Sell	3/22/12	126,811	122,098	(4,713)
	Polish Zloty	Buy	3/22/12	3,929	3,788	141
	Singapore Dollar	Sell	3/22/12	9,115	9,143	28
	South African Rand	Buy	3/22/12	4,752	5,068	(316)
	South Korean Won	Buy	3/22/12	15,218	15,139	79
	Swedish Krona	Buy	3/22/12	73,874	72,696	1,178
	Swiss Franc	Sell	3/22/12	24,654	24,425	(229)
	Taiwan Dollar	Sell	3/22/12	15,246	15,164	(82)
	Turkish Lira	Buy	3/22/12	23,168	22,964	204
UBS AG
	Australian Dollar	Sell	3/22/12	1,391	1,283	(108)
	Brazilian Real	Buy	3/22/12	22,662	22,695	(33)
	British Pound	Buy	3/22/12	25,769	25,722	47
	Canadian Dollar	Sell	3/22/12	366,806	363,944	(2,862)
	Czech Koruna	Sell	3/22/12	23,397	23,367	(30)
	Euro	Sell	3/22/12	538,957	533,497	(5,460)
	Hungarian Forint	Sell	3/22/12	256	106	(150)
	Japanese Yen	Sell	3/22/12	83,240	87,278	4,038
	Mexican Peso	Sell	3/22/12	14,694	14,842	148
	New Zealand Dollar	Buy	3/22/12	417	475	(58)
	Norwegian Krone	Buy	3/22/12	131,602	126,717	4,885
	Singapore Dollar	Sell	3/22/12	9,195	9,224	29
	South African Rand	Buy	3/22/12	20,653	20,529	124
	South Korean Won	Buy	3/22/12	7,243	7,352	(109)
	Swedish Krona	Buy	3/22/12	304,179	299,085	5,094
	Swiss Franc	Sell	3/22/12	23,880	23,645	(235)
	Taiwan Dollar	Sell	3/22/12	23,038	22,953	(85)
	Turkish Lira	Buy	3/22/12	19,923	19,796	127
Westpac Banking Corp.
	Australian Dollar	Buy	3/22/12	174,627	174,374	253
	British Pound	Sell	3/22/12	315,590	314,190	(1,400)
	Canadian Dollar	Buy	3/22/12	179,918	178,547	1,371
	Euro	Buy	3/22/12	37,440	37,038	402
	Japanese Yen	Sell	3/22/12	44,083	45,394	1,311
	New Zealand Dollar	Buy	3/22/12	500	530	(30)
	Norwegian Krone	Buy	3/22/12	58,740	56,581	2,159
	Swedish Krona	Sell	3/22/12	32,090	31,540	(550)

Total						$2,612

FUTURES CONTRACTS OUTSTANDING at 2/29/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	1	$228,306	Mar-12	$2,145
Euro STOXX 50 Index (Short)	19	635,374	Mar-12	(61,129)
Euro-CAC 40 Index (Long)	4	183,911	Mar-12	3,997
FTSE 100 Index (Short)	1	93,115	Mar-12	941
Russell 2000 Index Mini (Short)	3	243,000	Mar-12	3,645
S&P 500 Index E-Mini (Long)	15	1,023,300	Mar-12	79,582
S&P 500 Index E-Mini (Short)	5	341,100	Mar-12	(27,956)
S&P Mid Cap 400 Index E-Mini (Long)	3	292,980	Mar-12	18,941
SPI 200 Index (Long)	1	114,967	Mar-12	1,355
Tokyo Price Index (Long)	2	205,068	Mar-12	(380)

Total				$21,141

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(b)	The aggregate identified cost on a tax basis is $17,880,766, resulting in gross unrealized appreciation and depreciation of $3,205,164 and $273,227, respectively, or net unrealized appreciation of $2,931,937.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,138.
	The fund received cash collateral of $6,350, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $220 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,308,839 and $7,185,902, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $55,437 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.2%
	Japan	2.9
	United Kingdom	2.9
	China	1.8
	France	1.2
	Australia	1.2
	Germany	1.1
	Brazil	1.1
	Switzerland	1.1
	South Korea	1.1
	Netherlands	0.8
	Russia	0.7
	Sweden	0.5
	Other	4.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $19,200,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $61,053 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,048,856	$205,597	$—
Capital goods	1,021,515	218,351	—
Communication services	921,304	57,621	—
Conglomerates	450,541	7,102	—
Consumer cyclicals	2,095,174	212,927	—
Consumer staples	1,736,412	134,198	129
Energy	2,086,397	48,316	—
Financials	2,731,464	474,639	—
Health care	2,046,881	45,755	—
Technology	2,985,568	235,448	—
Transportation	137,243	94,363	—
Utilities and power	601,473	26,133	—
Total common stocks	17,862,828	1,760,450	129
Investment companies	$468,402	$6,405	$—
Short-term investments	579,550	135,151	—

Totals by level	$18,910,780	$1,902,006	$129

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	2,612	—
Futures contracts	21,141	—	—

Totals by level	$21,141	$2,612	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$129,649	$127,037
Equity contracts	110,606	89,465

Total	$240,255	$216,502

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012